American Century Investments®
Quarterly Portfolio Holdings
Strategic Allocation: Conservative Fund
April 30, 2020

Strategic Allocation: Conservative - Schedule of Investments
APRIL 30, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
AFFILIATED FUNDS(1) — 28.6%
American Century Diversified Corporate Bond ETF	389,060	19,715,616
American Century Quality Diversified International ETF	256,951	9,135,944
American Century STOXX U.S. Quality Growth ETF	477,422	20,513,725
American Century STOXX U.S. Quality Value ETF	536,646	18,666,641
Avantis International Equity ETF	233,664	10,045,215
Avantis International Small Cap Value ETF	45,424	1,867,835
Avantis U.S. Equity ETF	389,464	18,090,603
Avantis U.S. Small Cap Value ETF	123,081	4,617,999
TOTAL AFFILIATED FUNDS (Cost $108,753,796)		102,653,578
COMMON STOCKS — 23.9%
Aerospace and Defense — 0.3%
AAR Corp.	566	11,082
Aerojet Rocketdyne Holdings, Inc.(2)	1,094	45,007
BAE Systems plc	20,191	129,436
General Dynamics Corp.	1,497	195,538
HEICO Corp.	1,573	137,795
Kratos Defense & Security Solutions, Inc.(2)	1,354	20,337
Lockheed Martin Corp.	499	194,141
Mercury Systems, Inc.(2)	457	40,746
PAE, Inc.(2)	1,912	16,233
Raytheon Technologies Corp.	1,288	83,475
Textron, Inc.	5,952	156,895
		1,030,685
Air Freight and Logistics — 0.1%
DSV Panalpina A/S	1,155	119,401
Expeditors International of Washington, Inc.	801	57,356
United Parcel Service, Inc., Class B	1,020	96,553
		273,310
Airlines†
Southwest Airlines Co.	4,839	151,219
Auto Components — 0.2%
Aptiv plc	4,468	310,749
BorgWarner, Inc.	6,298	179,934
Hyundai Mobis Co. Ltd.	995	139,202
Minth Group Ltd.	6,000	14,100
Valeo SA	2,158	50,137
		694,122
Automobiles — 0.4%
Bayerische Motoren Werke AG	2,176	128,729
Daimler AG	5,483	189,270
Honda Motor Co. Ltd. ADR	7,666	184,368
Hyundai Motor Co.	1,763	136,076
Kia Motors Corp.	3,036	74,243

Nissan Motor Co. Ltd.	40,300	137,920
Tesla, Inc.(2)	642	501,967
Thor Industries, Inc.	2,318	153,452
Winnebago Industries, Inc.	514	22,806
		1,528,831
Banks — 1.0%
Banco Bilbao Vizcaya Argentaria SA	18,005	59,030
Banco Bradesco SA	13,860	45,088
Bank of America Corp.	17,609	423,496
Barclays plc	167,830	224,215
BNP Paribas SA	6,188	194,771
Citigroup, Inc.	2,712	131,695
Commerce Bancshares, Inc.	4,326	264,708
Commerzbank AG	24,912	92,246
FinecoBank Banca Fineco SpA(2)	2,379	26,502
First Hawaiian, Inc.	2,360	41,512
Hana Financial Group, Inc.	675	15,373
HDFC Bank Ltd. ADR	1,998	86,613
JPMorgan Chase & Co.	4,240	406,022
M&T Bank Corp.	970	108,718
Mitsubishi UFJ Financial Group, Inc.	56,700	227,845
Mizuho Financial Group, Inc.	154,200	179,557
PNC Financial Services Group, Inc. (The)	664	70,829
Prosperity Bancshares, Inc.	345	20,676
Societe Generale SA	4,729	74,027
Standard Chartered plc (London)	11,423	58,703
Sumitomo Mitsui Financial Group, Inc.	5,800	152,747
Truist Financial Corp.	6,905	257,695
UniCredit SpA(2)	5,529	42,711
Wells Fargo & Co.	2,089	60,685
Westamerica Bancorporation	2,515	158,445
		3,423,909
Beverages — 0.3%
Boston Beer Co., Inc. (The), Class A(2)	929	433,388
Constellation Brands, Inc., Class A	2,270	373,846
PepsiCo, Inc.	2,972	393,166
Royal Unibrew A/S(2)	217	16,818
		1,217,218
Biotechnology — 0.8%
AbbVie, Inc.	2,135	175,497
ACADIA Pharmaceuticals, Inc.(2)	2,320	112,079
Acceleron Pharma, Inc.(2)	543	49,158
Aimmune Therapeutics, Inc.(2)	419	7,173
Alnylam Pharmaceuticals, Inc.(2)	2,187	288,028
Amarin Corp. plc ADR(2)	890	6,773
Amgen, Inc.	946	226,302
Amicus Therapeutics, Inc.(2)	2,293	27,080
Arena Pharmaceuticals, Inc.(2)	751	36,776
Argenx SE(2)	183	27,610

Argenx SE ADR(2)	1,027	150,445
Biogen, Inc.(2)	721	214,014
Biohaven Pharmaceutical Holding Co. Ltd.(2)	265	12,482
Blueprint Medicines Corp.(2)	1,563	91,951
ChemoCentryx, Inc.(2)	420	22,264
CSL Ltd.	905	179,385
Deciphera Pharmaceuticals, Inc.(2)	261	15,133
Exact Sciences Corp.(2)	1,357	107,176
FibroGen, Inc.(2)	623	22,982
Flexion Therapeutics, Inc.(2)	1,057	11,246
Global Blood Therapeutics, Inc.(2)	356	27,241
Halozyme Therapeutics, Inc.(2)	1,523	34,504
Heron Therapeutics, Inc.(2)	829	11,822
Immunomedics, Inc.(2)	5,912	179,607
Insmed, Inc.(2)	1,562	35,926
Ionis Pharmaceuticals, Inc.(2)	1,315	73,022
Iovance Biotherapeutics, Inc.(2)	1,061	34,111
MorphoSys AG(2)	240	25,265
Natera, Inc.(2)	1,350	50,004
PeptiDream, Inc.(2)	400	14,995
Principia Biopharma, Inc.(2)	275	17,100
PTC Therapeutics, Inc.(2)	567	28,872
Regeneron Pharmaceuticals, Inc.(2)	311	163,549
Turning Point Therapeutics, Inc.(2)	973	50,119
Ultragenyx Pharmaceutical, Inc.(2)	416	25,139
Vertex Pharmaceuticals, Inc.(2)	698	175,338
Viela Bio, Inc.(2)	240	9,751
		2,739,919
Building Products — 0.3%
Builders FirstSource, Inc.(2)	1,769	32,461
Fortune Brands Home & Security, Inc.	4,180	201,476
Johnson Controls International plc	19,913	579,667
Lindab International AB	1,474	13,610
Masonite International Corp.(2)	697	41,179
Trane Technologies plc	2,529	221,085
Trex Co., Inc.(2)	540	51,419
		1,140,897
Capital Markets — 1.1%
Ameriprise Financial, Inc.	2,504	287,810
Ares Management Corp., Class A	1,562	52,405
Bank of New York Mellon Corp. (The)	10,157	381,294
BlackRock, Inc.	518	260,057
Credit Suisse Group AG(2)	26,271	237,910
Euronext NV	317	26,637
Flatex AG(2)	302	9,498
Hamilton Lane, Inc., Class A	925	59,986
Intercontinental Exchange, Inc.	3,471	310,481
Intermediate Capital Group plc	2,056	29,248
London Stock Exchange Group plc	1,818	170,887

LPL Financial Holdings, Inc.	3,580	215,587
Magellan Financial Group Ltd.	599	19,692
MarketAxess Holdings, Inc.	247	112,387
Morgan Stanley	4,788	188,791
MSCI, Inc.	724	236,748
Northern Trust Corp.	7,414	586,892
Partners Group Holding AG	135	106,421
S&P Global, Inc.	774	226,689
T. Rowe Price Group, Inc.	1,390	160,726
TMX Group Ltd.	435	37,686
UBS Group AG	13,339	143,101
		3,860,933
Chemicals — 0.2%
Air Liquide SA	898	114,361
Albemarle Corp.	772	47,424
Ecolab, Inc.	624	120,744
H.B. Fuller Co.	749	27,556
Koninklijke DSM NV	809	99,187
Linde plc	978	179,942
Nissan Chemical Corp.	600	22,938
Sherwin-Williams Co. (The)	197	105,665
Symrise AG	1,039	105,472
Zeon Corp.	200	1,752
		825,041
Commercial Services and Supplies — 0.2%
A-Living Services Co. Ltd., H Shares	13,500	73,830
Babcock International Group plc	37,691	200,287
Boyd Group Services, Inc.	110	15,477
Brink's Co. (The)	761	38,902
Casella Waste Systems, Inc., Class A(2)	954	44,247
Cintas Corp.	305	67,658
Clean Harbors, Inc.(2)	1,006	53,751
HomeServe plc	1,798	25,272
IAA, Inc.(2)	1,121	43,271
Japan Elevator Service Holdings Co. Ltd.	500	12,780
Loomis AB, B Shares	726	17,733
Republic Services, Inc.	1,878	147,123
Serco Group plc(2)	12,755	20,714
		761,045
Communications Equipment — 0.4%
Arista Networks, Inc.(2)	1,060	232,458
AudioCodes Ltd.	1,441	44,109
Cisco Systems, Inc.	7,600	322,088
F5 Networks, Inc.(2)	3,910	544,507
Lumentum Holdings, Inc.(2)	194	15,696
Motorola Solutions, Inc.	449	64,571
Telefonaktiebolaget LM Ericsson, B Shares	14,976	130,360
		1,353,789
Construction and Engineering†
Hazama Ando Corp.	5,800	36,332

NRW Holdings Ltd.	14,372	15,540
SHO-BOND Holdings Co. Ltd.	600	24,304
		76,176
Construction Materials — 0.1%
Breedon Group plc(2)	9,465	10,179
Martin Marietta Materials, Inc.	413	78,565
Summit Materials, Inc., Class A(2)	1,658	25,052
Vulcan Materials Co.	646	72,979
		186,775
Consumer Finance†
American Express Co.	1,477	134,776
Cembra Money Bank AG	292	27,788
		162,564
Containers and Packaging — 0.3%
Ball Corp.	4,191	274,888
Berry Global Group, Inc.(2)	1,129	44,923
Graphic Packaging Holding Co.	7,955	106,199
Huhtamaki Oyj	699	26,162
Packaging Corp. of America	2,333	225,484
SIG Combibloc Group AG(2)	1,727	27,815
Sonoco Products Co.	5,301	258,901
WestRock Co.	4,141	133,299
		1,097,671
Distributors — 0.1%
Genuine Parts Co.	2,977	236,017
LKQ Corp.(2)	4,555	119,113
		355,130
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.(2)	725	84,426
Chegg, Inc.(2)	6,966	297,797
		382,223
Diversified Financial Services — 0.1%
Berkshire Hathaway, Inc., Class B(2)	1,210	226,705
ECN Capital Corp.	247	701
Element Fleet Management Corp.	2,793	20,607
Zenkoku Hosho Co. Ltd.	800	23,405
		271,418
Diversified Telecommunication Services — 0.2%
BT Group plc	30,335	44,386
Cellnex Telecom SA(2)	6,542	343,043
Verizon Communications, Inc.	7,706	442,710
		830,139
Electric Utilities — 0.6%
Edison International	6,577	386,136
Eversource Energy	1,830	147,681
Iberdrola SA	13,253	132,856
NextEra Energy, Inc.	1,773	409,776
Pinnacle West Capital Corp.	6,480	498,895
Xcel Energy, Inc.	7,374	468,691
		2,044,035

Electrical Equipment — 0.6%
ABB Ltd.	5,438	103,369
AMETEK, Inc.	2,623	219,991
Eaton Corp. plc	1,700	141,950
Emerson Electric Co.	10,125	577,428
Hubbell, Inc.	3,470	431,772
nVent Electric plc	23,462	437,566
Schneider Electric SE	2,052	187,991
Sensata Technologies Holding plc(2)	2,568	93,424
Signify NV	1,315	26,854
		2,220,345
Electronic Equipment, Instruments and Components — 0.5%
Anritsu Corp.	1,400	28,362
Barco NV	114	18,266
CDW Corp.	352	39,002
Cognex Corp.	9,967	550,577
Electrocomponents plc	3,017	21,985
Hexagon AB, B Shares	2,372	118,103
Keyence Corp.	400	143,706
Keysight Technologies, Inc.(2)	2,816	272,504
Murata Manufacturing Co. Ltd.	2,800	155,763
SYNNEX Corp.	389	34,061
TE Connectivity Ltd.	4,725	347,098
		1,729,427
Energy Equipment and Services — 0.1%
Baker Hughes Co.	9,171	127,935
Cactus, Inc., Class A	4,060	72,187
Subsea 7 SA(2)	1,240	6,900
		207,022
Entertainment — 0.2%
Activision Blizzard, Inc.	1,121	71,441
Embracer Group AB(2)	1,841	19,636
Netflix, Inc.(2)	599	251,490
Stillfront Group AB(2)	374	22,379
Walt Disney Co. (The)	2,496	269,943
Zynga, Inc., Class A(2)	5,702	42,993
		677,882
Equity Real Estate Investment Trusts (REITs) — 1.7%
Agree Realty Corp.	2,644	172,151
Alexandria Real Estate Equities, Inc.	940	147,665
American Homes 4 Rent, Class A	2,155	52,022
American Tower Corp.	422	100,436
Americold Realty Trust	2,088	63,872
Brixmor Property Group, Inc.	2,437	27,904
Canadian Apartment Properties REIT	1,275	43,875
Charter Hall Group	10,167	49,992
Comforia Residential REIT, Inc.	40	118,925
CoreSite Realty Corp.	327	39,629
Corporate Office Properties Trust	2,003	52,919

Cousins Properties, Inc.	1,442	43,505
Derwent London plc	2,483	97,205
DiamondRock Hospitality Co.	3,413	21,263
Digital Realty Trust, Inc.	412	61,590
Embassy Office Parks REIT	4,200	20,617
Empire State Realty Trust, Inc., Class A	7,877	65,852
Equinix, Inc.	243	164,074
Equity Residential	1,850	120,361
Fibra Uno Administracion SA de CV	137,767	114,382
Gecina SA	377	49,246
Global Medical REIT, Inc.	2,821	29,395
Goodman Group	8,335	70,051
Granite Real Estate Investment Trust	1,300	59,399
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,239	34,680
Healthpeak Properties, Inc.	7,760	202,846
Inmobiliaria Colonial Socimi SA	3,681	35,541
Invesco Office J-Reit, Inc.	408	54,096
Invitation Homes, Inc.	6,405	151,478
JBG SMITH Properties	2,115	71,804
Kilroy Realty Corp.	819	50,991
Link REIT	4,000	35,478
Mapletree Industrial Trust	45,700	82,067
MGM Growth Properties LLC, Class A	7,287	183,414
Mitsui Fudosan Logistics Park, Inc.	28	110,259
Omega Healthcare Investors, Inc.	1,352	39,411
Orix JREIT, Inc.	72	86,266
Piedmont Office Realty Trust, Inc., Class A	7,454	129,327
Prologis, Inc.	8,837	788,525
QTS Realty Trust, Inc., Class A	1,848	115,555
Realty Income Corp.	1,111	61,016
Rexford Industrial Realty, Inc.	3,627	147,691
Safestore Holdings plc	3,949	35,782
SBA Communications Corp.	2,483	719,871
Segro plc	9,077	94,930
Summit Industrial Income REIT	4,928	36,749
Sun Communities, Inc.	988	132,787
UDR, Inc.	2,597	97,310
UNITE Group plc (The)	5,355	59,088
Urban Edge Properties	3,949	45,413
Welltower, Inc.	5,894	301,950
Weyerhaeuser Co.	14,203	310,620
		6,001,275
Food and Staples Retailing — 0.3%
Cosmos Pharmaceutical Corp.	100	26,701
Costco Wholesale Corp.	344	104,232
Grocery Outlet Holding Corp.(2)	1,237	41,155
Kobe Bussan Co. Ltd.	500	23,990
Koninklijke Ahold Delhaize NV	11,879	288,687
Sprouts Farmers Market, Inc.(2)	1,059	22,006

Sysco Corp.	5,218	293,617
Walmart, Inc.	772	93,837
Zur Rose Group AG(2)	95	15,604
		909,829
Food Products — 0.4%
AAK AB	989	16,236
Ariake Japan Co. Ltd.	300	17,370
Ausnutria Dairy Corp. Ltd.(2)	10,000	18,549
Bakkafrost P/F	200	9,905
Beyond Meat, Inc.(2)	55	5,445
Conagra Brands, Inc.	8,814	294,740
Freshpet, Inc.(2)	507	38,233
J.M. Smucker Co. (The)	2,009	230,854
Kellogg Co.	2,901	190,016
Mondelez International, Inc., Class A	5,735	295,008
Nestle SA	549	57,994
Nomad Foods Ltd.(2)	479	9,872
Orkla ASA	19,875	180,117
		1,364,339
Gas Utilities — 0.1%
Atmos Energy Corp.	1,742	177,632
Chesapeake Utilities Corp.	468	41,128
Nippon Gas Co. Ltd.	700	23,100
Spire, Inc.	3,141	229,167
		471,027
Health Care Equipment and Supplies — 1.1%
Align Technology, Inc.(2)	329	70,686
Baxter International, Inc.	1,718	152,524
DexCom, Inc.(2)	538	180,338
Edwards Lifesciences Corp.(2)	683	148,553
Envista Holdings Corp.(2)	10,202	198,633
Globus Medical, Inc., Class A(2)	792	37,588
Hologic, Inc.(2)	7,640	382,764
Hoya Corp.	1,100	100,526
ICU Medical, Inc.(2)	175	38,379
Insulet Corp.(2)	189	37,747
Intuitive Surgical, Inc.(2)	578	295,289
Masimo Corp.(2)	848	181,396
Medtronic plc	5,132	501,037
Menicon Co. Ltd.	300	13,060
Nihon Kohden Corp.	700	25,045
OrthoPediatrics Corp.(2)	537	26,233
ResMed, Inc.	232	36,034
Siemens Healthineers AG	4,126	181,922
Silk Road Medical, Inc.(2)	1,741	72,913
Tandem Diabetes Care, Inc.(2)	785	62,627
Teleflex, Inc.	771	258,593
Terumo Corp.	2,500	82,506
Varian Medical Systems, Inc.(2)	772	88,301

Zimmer Biomet Holdings, Inc.	6,589	788,703
		3,961,397
Health Care Providers and Services — 0.8%
Acadia Healthcare Co., Inc.(2)	696	16,711
Alfresa Holdings Corp.	5,900	117,945
Amplifon SpA	593	13,621
Cardinal Health, Inc.	5,765	285,252
Centene Corp.(2)	2,936	195,479
Chemed Corp.	56	23,328
Cigna Corp.	474	92,800
CVS Health Corp.	2,729	167,970
Encompass Health Corp.	4,025	266,656
Ensign Group, Inc. (The)	696	26,037
HealthEquity, Inc.(2)	763	42,934
Henry Schein, Inc.(2)	3,561	194,288
Humana, Inc.	284	108,437
Korian SA	805	27,089
McKesson Corp.	2,377	335,751
Pennant Group, Inc. (The)(2)	1,006	19,909
Quest Diagnostics, Inc.	3,751	413,023
R1 RCM, Inc.(2)	4,953	51,115
UnitedHealth Group, Inc.	936	273,752
Universal Health Services, Inc., Class B	3,082	325,736
		2,997,833
Health Care Technology — 0.2%
Cerner Corp.	4,951	343,550
CompuGroup Medical SE	64	4,877
Health Catalyst, Inc.(2)	1,203	32,084
Teladoc Health, Inc.(2)	509	83,776
Veeva Systems, Inc., Class A(2)	968	184,694
		648,981
Hotels, Restaurants and Leisure — 0.4%
Chipotle Mexican Grill, Inc.(2)	600	527,130
Churchill Downs, Inc.	371	37,182
Greggs plc	313	7,227
Hilton Worldwide Holdings, Inc.	1,067	80,783
Las Vegas Sands Corp.	2,342	112,463
Planet Fitness, Inc., Class A(2)	3,064	184,851
Sodexo SA	3,407	270,924
Starbucks Corp.	1,947	149,393
Wingstop, Inc.	411	48,198
		1,418,151
Household Durables — 0.1%
Bellway plc	523	17,559
Breville Group Ltd.	771	8,615
D.R. Horton, Inc.	1,906	90,001
Haseko Corp.	6,500	71,150
Man Wah Holdings Ltd.	18,800	10,782
Token Corp.	500	34,326

TopBuild Corp.(2)	564	52,559
		284,992
Household Products — 0.3%
Colgate-Palmolive Co.	2,736	192,258
Kimberly-Clark Corp.	1,837	254,388
Procter & Gamble Co. (The)	3,992	470,537
Reynolds Consumer Products, Inc.	1,609	52,180
		969,363
Independent Power and Renewable Electricity Producers†
Falck Renewables SpA	3,950	19,457
Innergex Renewable Energy, Inc.	2,817	37,804
		57,261
Industrial Conglomerates — 0.1%
Honeywell International, Inc.	1,547	219,519
Lifco AB, B Shares	214	10,206
Siemens AG	1,333	123,821
		353,546
Insurance — 0.7%
Aegon NV	26,087	67,289
Aflac, Inc.	7,393	275,315
AIA Group Ltd.	17,800	162,024
Arthur J. Gallagher & Co.	1,396	109,586
Brown & Brown, Inc.	1,599	57,420
BRP Group, Inc., Class A(2)	2,414	24,188
Chubb Ltd.	5,364	579,366
eHealth, Inc.(2)	397	42,360
Globe Life, Inc.	540	44,464
Goosehead Insurance, Inc., Class A(2)	932	52,322
Kinsale Capital Group, Inc.	303	32,912
Marsh & McLennan Cos., Inc.	1,304	126,918
Palomar Holdings, Inc.(2)	825	48,263
ProAssurance Corp.	6,233	133,324
Progressive Corp. (The)	1,515	117,110
Prudential Financial, Inc.	1,082	67,484
Reinsurance Group of America, Inc.	3,296	345,025
Travelers Cos., Inc. (The)	1,201	121,553
Zurich Insurance Group AG	423	134,843
		2,541,766
Interactive Media and Services — 0.8%
Alphabet, Inc., Class A(2)	542	729,912
Alphabet, Inc., Class C(2)	352	474,728
Baidu, Inc. ADR(2)	1,704	171,985
Facebook, Inc., Class A(2)	3,553	727,335
Kakaku.com, Inc.	500	10,158
Pinterest, Inc., Class A(2)	1,690	34,915
Tencent Holdings Ltd.	5,900	313,013
Twitter, Inc.(2)	8,456	242,518
		2,704,564
Internet and Direct Marketing Retail — 0.5%
Alibaba Group Holding Ltd. ADR(2)	919	186,254

Amazon.com, Inc.(2)	610	1,509,140
ASOS plc(2)	3,338	100,710
boohoo Group plc(2)	4,180	17,024
Etsy, Inc.(2)	368	23,872
Expedia Group, Inc.	724	51,390
HelloFresh SE(2)	756	26,789
Trainline plc(2)	4,579	21,915
		1,937,094
IT Services — 1.1%
Accenture plc, Class A	1,094	202,598
Adyen NV(2)	168	165,262
Afterpay Ltd.(2)	728	14,341
Alten SA	66	4,757
Atos SE	1,103	78,761
Bechtle AG	124	17,971
CACI International, Inc., Class A(2)	220	55,031
Capita plc(2)	70,050	34,438
Edenred	2,305	92,964
Fiserv, Inc.(2)	3,863	398,121
GDS Holdings Ltd. ADR(2)	3,665	210,078
GMO Payment Gateway, Inc.	200	17,872
I3 Verticals, Inc., Class A(2)	818	19,010
International Business Machines Corp.	836	104,968
Limelight Networks, Inc.(2)	3,554	18,019
Mastercard, Inc., Class A	2,425	666,802
Megaport Ltd.(2)	1,707	13,035
NEXTDC Ltd.(2)	7,038	40,125
Okta, Inc.(2)	1,469	222,260
PayPal Holdings, Inc.(2)	1,521	187,083
Repay Holdings Corp.(2)	2,919	52,163
SCSK Corp.	300	13,499
SHIFT, Inc.(2)	200	16,619
Square, Inc., Class A(2)	9,061	590,234
Twilio, Inc., Class A(2)	1,513	169,910
Visa, Inc., Class A	3,678	657,332
		4,063,253
Leisure Products†
BRP, Inc.	423	12,660
Callaway Golf Co.	2,514	36,000
Games Workshop Group plc	312	23,673
		72,333
Life Sciences Tools and Services — 0.2%
Agilent Technologies, Inc.	2,085	159,836
Bruker Corp.	2,941	115,640
Evotec SE(2)	688	17,074
Lonza Group AG	402	175,697
Mettler-Toledo International, Inc.(2)	192	138,229
NeoGenomics, Inc.(2)	1,776	48,556
PRA Health Sciences, Inc.(2)	462	44,583

Tecan Group AG	73	23,575
		723,190
Machinery — 0.5%
Caterpillar, Inc.	564	65,638
Chart Industries, Inc.(2)	802	28,647
Cummins, Inc.	2,579	421,667
FANUC Corp.	300	49,468
Graco, Inc.	2,333	104,192
Harmonic Drive Systems, Inc.	500	23,231
IMI plc	20,169	210,394
Kennametal, Inc.	734	18,798
Kornit Digital Ltd.(2)	220	7,299
Nabtesco Corp.	1,000	28,722
Navistar International Corp.(2)	1,235	29,356
PACCAR, Inc.	3,617	250,405
Parker-Hannifin Corp.	1,180	186,582
RBC Bearings, Inc.(2)	84	10,641
Valmet Oyj	673	15,430
Westinghouse Air Brake Technologies Corp.	3,590	202,548
		1,653,018
Media — 0.2%
Atresmedia Corp. de Medios de Comunicacion SA	9,444	24,439
Comcast Corp., Class A	3,830	144,123
Fox Corp., Class B	7,607	194,435
Future plc	1,166	15,167
Nippon Television Holdings, Inc.	10,300	115,178
Publicis Groupe SA	3,932	117,017
Stroeer SE & Co. KGaA	191	12,127
TV Asahi Holdings Corp.	3,400	50,684
WPP plc	18,934	148,341
		821,511
Metals and Mining†
Saracen Mineral Holdings Ltd.(2)	9,729	26,428
Mortgage Real Estate Investment Trusts (REITs)†
PennyMac Mortgage Investment Trust	3,086	32,094
Multi-Utilities — 0.1%
Ameren Corp.	1,759	127,967
CMS Energy Corp.	2,178	124,342
NorthWestern Corp.	4,642	267,797
		520,106
Multiline Retail — 0.1%
Magazine Luiza SA	14,798	136,717
Pan Pacific International Holdings Corp.	4,900	94,545
Seria Co. Ltd.	400	12,983
Target Corp.	1,409	154,624
		398,869
Oil, Gas and Consumable Fuels — 0.6%
Chevron Corp.	1,065	97,980
CNOOC Ltd.	160,000	179,606

CNOOC Ltd. ADR	163	18,316
ConocoPhillips	10,975	462,048
Eni SpA	17,612	167,370
Gazprom PJSC ADR	13,727	69,798
Gazprom PJSC	28,515	73,115
Gibson Energy, Inc.	660	9,403
Neste Oyj	3,799	134,753
Noble Energy, Inc.	9,897	97,090
Parex Resources, Inc.(2)	1,109	12,158
PetroChina Co. Ltd., H Shares	414,000	148,181
Phillips 66	1,381	101,048
Saras SpA	87,655	82,767
Surgutneftegas PJSC Preference Shares	443,046	216,964
TOTAL SA	6,045	217,967
TOTAL SA ADR	2,349	82,567
Valero Energy Corp.	1,148	72,726
		2,243,857
Paper and Forest Products — 0.1%
Mondi plc	12,354	219,700
Personal Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	351	61,916
Inter Parfums, Inc.	249	11,128
Jamieson Wellness, Inc.	419	9,473
Ontex Group NV	4,012	73,263
Shiseido Co. Ltd.	1,800	106,182
Unilever NV (New York)	3,125	154,438
		416,400
Pharmaceuticals — 0.7%
AstraZeneca plc	1,658	173,932
Bristol-Myers Squibb Co.	3,921	238,436
Catalent, Inc.(2)	1,069	73,921
Dechra Pharmaceuticals plc	453	15,816
GlaxoSmithKline plc	17,364	363,536
Horizon Therapeutics plc(2)	926	33,373
Johnson & Johnson	1,643	246,516
Merck & Co., Inc.	3,790	300,699
MyoKardia, Inc.(2)	349	21,924
Novo Nordisk A/S, B Shares	4,323	276,041
Optinose, Inc.(2)	670	2,707
Pfizer, Inc.	4,877	187,082
Reata Pharmaceuticals, Inc., Class A(2)	91	14,392
Sanofi	1,134	110,943
Sanofi ADR	5,198	243,422
Zoetis, Inc.	825	106,681
		2,409,421
Professional Services — 0.3%
ASGN, Inc.(2)	904	41,991
IHS Markit Ltd.	3,678	247,529
IR Japan Holdings Ltd.	200	11,995

Nihon M&A Center, Inc.	700	23,018
Randstad Holding NV	1,279	51,401
Recruit Holdings Co. Ltd.	5,500	161,347
Teleperformance	575	128,957
UT Group Co. Ltd.(2)	800	11,366
Verisk Analytics, Inc.	2,454	375,045
		1,052,649
Real Estate Management and Development — 0.3%
Altus Group Ltd.	560	16,909
Ayala Land, Inc.	55,700	34,059
CapitaLand Ltd.(2)	16,700	35,247
Colliers International Group, Inc.	370	20,306
Corp. Inmobiliaria Vesta SAB de CV	35,283	48,340
ESR Cayman Ltd.(2)	16,400	35,997
Fabege AB	3,658	43,756
Fastighets AB Balder, B Shares(2)	616	24,313
FirstService Corp.	849	73,406
Longfor Group Holdings Ltd.	19,500	96,641
Mitsubishi Estate Co. Ltd.	6,400	104,157
Mitsui Fudosan Co. Ltd.	5,000	92,317
New World Development Co. Ltd.	22,000	25,837
Samhallsbyggnadsbolaget i Norden AB	45,440	87,916
Shimao Property Holdings Ltd.	15,500	62,166
Shurgard Self Storage SA	997	32,903
Sun Hung Kai Properties Ltd.	7,000	94,720
Times China Holdings Ltd.	28,000	45,709
VGP NV	440	50,941
Vonovia SE	3,919	193,773
		1,219,413
Road and Rail — 0.3%
ArcBest Corp.	792	16,133
Heartland Express, Inc.	12,023	235,531
J.B. Hunt Transport Services, Inc.	1,424	143,995
Norfolk Southern Corp.	2,875	491,912
TFI International, Inc.	1,152	31,946
Union Pacific Corp.	1,744	278,674
		1,198,191
Semiconductors and Semiconductor Equipment — 0.8%
Advanced Micro Devices, Inc.(2)	4,026	210,922
Applied Materials, Inc.	8,337	414,182
ASM International NV	140	15,438
ASML Holding NV	415	123,275
Broadcom, Inc.	432	117,340
Entegris, Inc.	425	23,048
Inphi Corp.(2)	542	52,325
Intel Corp.	3,690	221,326
Lasertec Corp.	400	26,609
Lattice Semiconductor Corp.(2)	1,749	39,370
Marvell Technology Group Ltd.	3,953	105,703

Maxim Integrated Products, Inc.	6,198	340,766
Microchip Technology, Inc.	1,397	122,559
Micron Technology, Inc.(2)	3,425	164,023
MKS Instruments, Inc.	332	33,276
Monolithic Power Systems, Inc.	177	35,384
Nova Measuring Instruments Ltd.(2)	484	18,542
NVIDIA Corp.	767	224,179
Power Integrations, Inc.	348	35,618
SCREEN Holdings Co. Ltd.	300	14,537
Skyworks Solutions, Inc.	1,118	116,138
SOITEC(2)	157	14,458
Taiwan Semiconductor Manufacturing Co. Ltd.	17,000	170,841
Teradyne, Inc.	2,261	141,403
Texas Instruments, Inc.	605	70,222
Xilinx, Inc.	906	79,184
		2,930,668
Software — 1.4%
Adobe, Inc.(2)	438	154,894
Atlassian Corp. plc, Class A(2)	1,016	157,978
Avalara, Inc.(2)	319	28,509
Avast plc	6,055	34,978
Cadence Design Systems, Inc.(2)	3,732	302,777
Coupa Software, Inc.(2)	572	100,724
Dassault Systemes SE	714	104,604
Descartes Systems Group, Inc. (The)(2)	490	20,597
DocuSign, Inc.(2)	3,274	342,952
Envestnet, Inc.(2)	1,981	123,852
Everbridge, Inc.(2)	375	41,768
Fair Isaac Corp.(2)	91	32,118
Five9, Inc.(2)	844	78,213
Globant SA(2)	281	32,503
Microsoft Corp.	7,638	1,368,806
Model N, Inc.(2)	1,656	47,792
Palo Alto Networks, Inc.(2)	709	139,326
Paylocity Holding Corp.(2)	183	20,959
Proofpoint, Inc.(2)	1,132	137,798
Rapid7, Inc.(2)	818	37,260
RealPage, Inc.(2)	657	42,370
RingCentral, Inc., Class A(2)	1,880	429,636
salesforce.com, Inc.(2)	2,920	472,894
Sinch AB(2)	401	20,863
Slack Technologies, Inc., Class A(2)	11,257	300,449
Splunk, Inc.(2)	1,430	200,715
TeamViewer AG(2)	690	29,981
Temenos AG(2)	1,094	142,556
		4,947,872
Specialty Retail — 0.4%
Advance Auto Parts, Inc.	2,580	311,948
Burlington Stores, Inc.(2)	1,053	192,373

Five Below, Inc.(2)	1,369	123,429
Home Depot, Inc. (The)	1,614	354,806
JD Sports Fashion plc	2,891	19,296
Kingfisher plc	119,521	237,063
Lithia Motors, Inc., Class A	339	37,480
National Vision Holdings, Inc.(2)	1,788	47,382
Ross Stores, Inc.	1,050	95,928
TJX Cos., Inc. (The)	3,730	182,956
		1,602,661
Technology Hardware, Storage and Peripherals — 0.3%
Apple, Inc.	3,027	889,332
HP, Inc.	10,678	165,616
		1,054,948
Textiles, Apparel and Luxury Goods — 0.3%
ANTA Sports Products Ltd.	11,000	93,985
Crocs, Inc.(2)	970	23,522
Deckers Outdoor Corp.(2)	206	30,645
lululemon athletica, Inc.(2)	368	82,241
LVMH Moet Hennessy Louis Vuitton SE	339	131,122
NIKE, Inc., Class B	4,392	382,894
Puma SE	1,641	103,076
VF Corp.	1,028	59,727
		907,212
Thrifts and Mortgage Finance — 0.1%
Capitol Federal Financial, Inc.	16,202	194,262
NMI Holdings, Inc., Class A(2)	2,696	36,450
		230,712
Trading Companies and Distributors — 0.2%
Applied Industrial Technologies, Inc.	790	41,388
Beijer Ref AB	445	9,229
Diploma plc	745	16,206
Fastenal Co.	1,981	71,752
IMCD NV	306	27,098
MonotaRO Co. Ltd.	4,200	135,062
MSC Industrial Direct Co., Inc., Class A	3,831	228,481
Seven Group Holdings Ltd.	2,636	25,675
SiteOne Landscape Supply, Inc.(2)	479	42,454
United Rentals, Inc.(2)	248	31,868
Yamazen Corp.	3,300	28,092
		657,305
Water Utilities†
SJW Group	597	35,539
Wireless Telecommunication Services — 0.1%
Rogers Communications, Inc., Class B	4,829	202,256
TOTAL COMMON STOCKS (Cost $71,737,255)		85,502,749
U.S. TREASURY SECURITIES — 15.4%
U.S. Treasury Bills, 1.59%, 5/14/20(3)	1,090,000	1,089,976
U.S. Treasury Bonds, 3.00%, 5/15/42	430,000	580,500
U.S. Treasury Bonds, 2.50%, 2/15/45(4)	1,700,000	2,142,266

U.S. Treasury Bonds, 3.00%, 5/15/45		600,000	822,680
U.S. Treasury Bonds, 3.00%, 11/15/45		850,000	1,171,539
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25		2,127,096	2,394,603
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27		384,813	455,765
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42		572,395	676,213
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43		562,560	651,953
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45		549,255	664,536
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47		535,805	678,346
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22		2,755,932	2,754,090
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23		3,137,904	3,137,840
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23		3,445,805	3,499,679
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24		1,441,219	1,480,258
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/24		3,846,188	3,945,815
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24		9,532,425	9,691,563
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/24		2,167,716	2,217,214
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25		4,368,560	4,476,589
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26		6,096,496	6,427,982
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26		1,187,087	1,225,817
U.S. Treasury Inflation Indexed Notes, 0.375%, 1/15/27		214,174	224,634
U.S. Treasury Inflation Indexed Notes, 0.50%, 1/15/28		1,573,050	1,678,309
U.S. Treasury Inflation Indexed Notes, 0.875%, 1/15/29		2,561,150	2,844,574
U.S. Treasury Notes, 2.25%, 8/15/27(4)		300,000	336,809
TOTAL U.S. TREASURY SECURITIES (Cost $51,883,064)			55,269,550
CORPORATE BONDS — 8.0%
Aerospace and Defense — 0.1%
Bombardier, Inc., 8.75%, 12/1/21(5)		25,000	20,891
Howmet Aerospace, Inc., 5.125%, 10/1/24		50,000	48,347
Raytheon Technologies Corp., 6.05%, 6/1/36		51,000	71,664
Raytheon Technologies Corp., 5.70%, 4/15/40		75,000	107,887
			248,789
Air Freight and Logistics†
XPO Logistics, Inc., 6.50%, 6/15/22(5)		19,000	19,161
Airlines†
United Airlines Holdings, Inc., 5.00%, 2/1/24		45,000	34,684
Auto Components†
American Axle & Manufacturing, Inc., 6.625%, 10/15/22		9,000	7,578
Automobiles — 0.2%
BMW Finance NV, MTN, 1.00%, 2/15/22	EUR	40,000	44,035
BMW Finance NV, MTN, 0.875%, 4/3/25	EUR	50,000	55,019
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		$240,000	238,800
General Motors Co., 5.15%, 4/1/38		100,000	81,978
General Motors Financial Co., Inc., 3.20%, 7/6/21		190,000	185,848
			605,680
Banks — 1.6%
ABN AMRO Bank NV, MTN, VRN, 2.875%, 6/30/25	EUR	100,000	109,387
Akbank T.A.S., 5.00%, 10/24/22		$50,000	48,701
Avi Funding Co. Ltd., 3.80%, 9/16/25(5)		102,000	112,688
Banco Santander SA, MTN, 2.50%, 3/18/25	EUR	200,000	228,069
Banistmo SA, 3.65%, 9/19/22		$120,000	116,947

Bank of America Corp., MTN, 2.30%, 7/25/25	GBP	100,000	128,451
Bank of America Corp., VRN, 3.42%, 12/20/28		$56,000	60,093
Bank of Montreal, MTN, 3.30%, 2/5/24		266,000	281,047
Barclays Bank plc, 5.14%, 10/14/20		100,000	101,220
Barclays plc, MTN, VRN, 2.00%, 2/7/28	EUR	200,000	214,240
BPCE SA, VRN, 2.75%, 7/8/26	EUR	100,000	110,834
CaixaBank SA, MTN, VRN, 2.75%, 7/14/28	EUR	100,000	108,708
Citigroup, Inc., 2.75%, 4/25/22		60,000	61,473
Citigroup, Inc., VRN, 3.52%, 10/27/28		210,000	223,173
Co-Operative Bank plc (The), 4.75%, 11/11/21 (Secured)	GBP	200,000	264,108
Commerzbank AG, MTN, 4.00%, 3/23/26	EUR	120,000	132,010
Cooperatieve Rabobank UA, VRN, 2.50%, 5/26/26	EUR	100,000	109,917
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	100,000	147,022
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	351,000	421,232
European Financial Stability Facility, MTN, 2.35%, 7/29/44	EUR	62,000	103,280
European Investment Bank, MTN, 2.25%, 10/14/22	EUR	165,000	192,951
Fifth Third BanCorp., 4.30%, 1/16/24		60,000	64,478
HSBC Bank plc, MTN, VRN, 5.375%, 11/4/30	GBP	90,000	130,865
HSBC Holdings plc, 4.30%, 3/8/26		$200,000	221,728
Intercorp Financial Services, Inc., 4.125%, 10/19/27(5)		125,000	118,750
JPMorgan Chase & Co., VRN, 3.70%, 5/6/30		490,000	540,832
KEB Hana Bank, MTN, 4.375%, 9/30/24		82,000	86,447
Kreditanstalt fuer Wiederaufbau, 4.625%, 1/4/23	EUR	250,000	311,670
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	80,000	121,850
Royal Bank of Scotland Group plc, 6.125%, 12/15/22		$25,000	26,815
Santander UK plc, MTN, 5.125%, 4/14/21	GBP	100,000	131,325
U.S. Bancorp, MTN, 3.60%, 9/11/24		$24,000	26,048
U.S. Bank N.A., 2.80%, 1/27/25		250,000	266,054
UniCredit SpA, MTN, VRN, 5.75%, 10/28/25	EUR	100,000	109,851
Wells Fargo & Co., 4.125%, 8/15/23		$100,000	106,749
Woori Bank, MTN, 4.75%, 4/30/24		61,000	64,538
			5,603,551
Beverages — 0.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46		180,000	207,111
Anheuser-Busch InBev SA, MTN, 1.50%, 3/17/25	EUR	50,000	57,532
			264,643
Biotechnology — 0.2%
AbbVie, Inc., 2.90%, 11/6/22		$5,000	5,207
AbbVie, Inc., 3.60%, 5/14/25		40,000	43,487
AbbVie, Inc., 4.40%, 11/6/42		130,000	151,030
Amgen, Inc., 4.66%, 6/15/51		138,000	180,825
Gilead Sciences, Inc., 3.65%, 3/1/26		230,000	258,565
			639,114
Building Products†
Standard Industries, Inc., 6.00%, 10/15/25(5)		20,000	20,725
Capital Markets — 0.3%
Credit Suisse Group AG, VRN, 2.125%, 9/12/25	GBP	100,000	125,963
Criteria Caixa SA, MTN, 1.50%, 5/10/23	EUR	100,000	110,365
Goldman Sachs Group, Inc. (The), 5.50%, 10/12/21	GBP	50,000	65,744

Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26		$305,000	324,183
MDGH - GMTN B.V., 3.25%, 4/28/22(5)		41,000	41,924
Morgan Stanley, MTN, 3.70%, 10/23/24		250,000	270,097
Morgan Stanley, MTN, VRN, 2.70%, 1/22/31		250,000	256,762
SURA Asset Management SA, 4.375%, 4/11/27		40,000	39,284
			1,234,322
Chemicals†
Element Solutions, Inc., 5.875%, 12/1/25(5)		10,000	9,988
Equate Petrochemical BV, 4.25%, 11/3/26(5)		34,000	33,115
Huntsman International LLC, 5.125%, 11/15/22		25,000	25,259
Tronox Finance plc, 5.75%, 10/1/25(5)		10,000	8,923
			77,285
Commercial Services and Supplies — 0.1%
ADT Security Corp. (The), 6.25%, 10/15/21		20,000	20,659
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(5)		60,000	59,374
Republic Services, Inc., 3.55%, 6/1/22		220,000	229,741
			309,774
Communications Equipment†
CommScope Technologies LLC, 6.00%, 6/15/25(5)		25,000	22,404
CommScope, Inc., 5.50%, 3/1/24(5)		94,000	94,489
			116,893
Construction Materials†
Cemex SAB de CV, 6.125%, 5/5/25		80,000	72,416
Consumer Finance — 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.00%, 10/1/21		150,000	144,289
Capital One Financial Corp., 3.80%, 1/31/28		190,000	193,623
Navient Corp., 5.00%, 10/26/20		45,000	44,255
Navient Corp., 5.50%, 1/25/23		20,000	18,675
Park Aerospace Holdings Ltd., 5.25%, 8/15/22(5)		20,000	18,465
			419,307
Containers and Packaging†
Berry Global, Inc., 5.125%, 7/15/23		25,000	25,312
Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24(5)		10,000	9,285
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(5)		30,000	30,306
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.00%, 7/15/24(5)		40,000	40,336
Sealed Air Corp., 5.125%, 12/1/24(5)		25,000	25,969
			131,208
Diversified Financial Services — 1.2%
Fiore Capital LLC, VRDN, 1.50%, 5/5/20 (LOC: Wells Fargo Bank N.A.)		1,500,000	1,500,000
Gulf Gate Apartments LLC, VRN, 0.76%, 9/1/28 (Acquired 9/29/03 - 11/10/03, Cost $3,000,000)(6)		3,000,000	3,000,000
			4,500,000
Diversified Telecommunication Services — 0.4%
Altice France SA, 7.375%, 5/1/26(5)		35,000	36,738
AT&T, Inc., 4.45%, 4/1/24		6,000	6,539
AT&T, Inc., 3.80%, 2/15/27		100,000	108,062
AT&T, Inc., 2.60%, 12/17/29	EUR	100,000	123,393
AT&T, Inc., 5.15%, 11/15/46		$91,000	109,352
CenturyLink, Inc., 5.80%, 3/15/22		10,000	10,284
Deutsche Telekom International Finance BV, MTN, 1.25%, 10/6/23	GBP	50,000	62,717

Deutsche Telekom International Finance BV, MTN, 0.875%, 1/30/24	EUR	40,000	44,926
Hughes Satellite Systems Corp., 5.25%, 8/1/26		$25,000	26,553
Level 3 Financing, Inc., 5.375%, 8/15/22		46,000	46,124
Ooredoo International Finance Ltd., 3.75%, 6/22/26(5)		61,000	64,202
Telefonica Europe BV, VRN, 5.875%, 3/31/24	EUR	100,000	117,418
Turk Telekomunikasyon AS, 4.875%, 6/19/24(5)		$80,000	75,567
Verizon Communications, Inc., 4.40%, 11/1/34		285,000	347,211
Verizon Communications, Inc., 4.75%, 11/1/41		15,000	19,643
Verizon Communications, Inc., 5.01%, 8/21/54		55,000	79,283
			1,278,012
Electric Utilities — 0.3%
Berkshire Hathaway Energy Co., 3.50%, 2/1/25		80,000	87,610
Berkshire Hathaway Energy Co., 3.80%, 7/15/48		70,000	83,133
Duke Energy Florida LLC, 6.35%, 9/15/37		70,000	102,313
Duke Energy Florida LLC, 3.85%, 11/15/42		80,000	93,449
Duke Energy Progress LLC, 4.15%, 12/1/44		9,000	10,999
Exelon Corp., 4.45%, 4/15/46		30,000	35,867
Exelon Generation Co. LLC, 4.25%, 6/15/22		60,000	62,801
FirstEnergy Corp., 4.85%, 7/15/47		30,000	38,745
Florida Power & Light Co., 3.95%, 3/1/48		50,000	63,570
Greenko Investment Co., 4.875%, 8/16/23(5)		41,000	37,121
Israel Electric Corp. Ltd., 6.875%, 6/21/23(5)		41,000	46,127
MidAmerican Energy Co., 4.40%, 10/15/44		40,000	51,838
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(5)		50,000	51,603
Progress Energy, Inc., 3.15%, 4/1/22		60,000	61,800
Southern Co. Gas Capital Corp., 3.95%, 10/1/46		30,000	31,650
Southwestern Public Service Co., 3.70%, 8/15/47		30,000	34,505
SSE plc, VRN, 2.375%, 4/1/21	EUR	100,000	108,095
Xcel Energy, Inc., 3.35%, 12/1/26		$40,000	43,630
			1,044,856
Equity Real Estate Investment Trusts (REITs) — 0.1%
Equinix, Inc., 5.375%, 5/15/27		20,000	21,693
Essex Portfolio LP, 3.25%, 5/1/23		30,000	30,630
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23		20,000	19,475
Iron Mountain, Inc., 5.75%, 8/15/24		35,000	34,606
Iron Mountain, Inc., 4.875%, 9/15/27(5)		20,000	19,616
Kilroy Realty LP, 3.80%, 1/15/23		100,000	101,981
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24		20,000	20,408
			248,409
Food and Staples Retailing†
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 6.625%, 6/15/24		35,000	36,312
Kroger Co. (The), 3.875%, 10/15/46		50,000	53,604
Tesco plc, MTN, 5.00%, 3/24/23	GBP	50,000	68,154
			158,070
Food Products — 0.1%
B&G Foods, Inc., 5.25%, 4/1/25		$20,000	20,354
JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 7/15/24(5)		20,000	20,463
JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 6/15/25(5)		30,000	30,525
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(5)		70,000	71,729

MHP SE, 7.75%, 5/10/24(5)	51,000	49,972
Minerva Luxembourg SA, 5.875%, 1/19/28(5)	30,000	27,767
Pilgrim's Pride Corp., 5.75%, 3/15/25(5)	70,000	71,073
Post Holdings, Inc., 5.00%, 8/15/26(5)	40,000	40,036
		331,919
Gas Utilities — 0.1%
China Resources Gas Group Ltd., MTN, 4.50%, 4/5/22	102,000	106,691
Perusahaan Gas Negara Tbk PT, 5.125%, 5/16/24	82,000	84,801
		191,492
Health Care Equipment and Supplies — 0.1%
Medtronic, Inc., 3.50%, 3/15/25	6,000	6,704
Medtronic, Inc., 4.375%, 3/15/35	136,000	173,088
		179,792
Health Care Providers and Services — 0.3%
Acadia Healthcare Co., Inc., 5.125%, 7/1/22	10,000	9,671
Aetna, Inc., 2.75%, 11/15/22	90,000	92,809
CHS / Community Health Systems, Inc., 6.25%, 3/31/23	20,000	18,725
CHS / Community Health Systems, Inc., 8.00%, 12/15/27(5)	14,000	13,388
CHS / Community Health Systems, Inc., 6.875%, 4/1/28(5)	35,000	14,000
CommonSpirit Health, 2.95%, 11/1/22	70,000	70,640
CVS Health Corp., 3.50%, 7/20/22	110,000	114,780
CVS Health Corp., 4.30%, 3/25/28	130,000	146,723
CVS Health Corp., 4.78%, 3/25/38	60,000	70,908
DaVita, Inc., 5.125%, 7/15/24	35,000	35,707
DaVita, Inc., 5.00%, 5/1/25	30,000	30,506
Encompass Health Corp., 5.75%, 11/1/24	9,000	9,092
HCA, Inc., 4.50%, 2/15/27	45,000	48,749
Team Health Holdings, Inc., 6.375%, 2/1/25(5)	10,000	5,571
Tenet Healthcare Corp., 6.75%, 6/15/23	40,000	40,168
Tenet Healthcare Corp., 5.125%, 5/1/25	50,000	47,063
UnitedHealth Group, Inc., 2.875%, 3/15/22	120,000	124,063
UnitedHealth Group, Inc., 3.75%, 7/15/25	50,000	55,952
		948,515
Hotels, Restaurants and Leisure — 0.1%
1011778 BC ULC / New Red Finance, Inc., 5.00%, 10/15/25(5)	30,000	30,306
Boyd Gaming Corp., 6.375%, 4/1/26	25,000	22,634
Eldorado Resorts, Inc., 7.00%, 8/1/23	35,000	33,855
Golden Nugget, Inc., 6.75%, 10/15/24(5)	30,000	23,588
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.625%, 4/1/25	20,000	19,896
McDonald's Corp., MTN, 3.375%, 5/26/25	60,000	65,060
McDonald's Corp., MTN, 4.70%, 12/9/35	40,000	49,555
MGM Resorts International, 6.00%, 3/15/23	30,000	29,331
MGM Resorts International, 4.625%, 9/1/26	8,000	7,206
Penn National Gaming, Inc., 5.625%, 1/15/27(5)	35,000	29,298
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(5)	55,000	49,291
Yum! Brands, Inc., 3.75%, 11/1/21	25,000	25,244
		385,264
Household Durables — 0.1%
Beazer Homes USA, Inc., 5.875%, 10/15/27	20,000	15,526

Lennar Corp., 4.75%, 4/1/21		70,000	70,710
Meritage Homes Corp., 5.125%, 6/6/27		40,000	38,484
PulteGroup, Inc., 5.50%, 3/1/26		20,000	21,391
Taylor Morrison Communities, Inc., 5.875%, 1/31/25(5)		25,000	23,735
Toll Brothers Finance Corp., 4.35%, 2/15/28		80,000	79,368
			249,214
Household Products†
Energizer Holdings, Inc., 5.50%, 6/15/25(5)		25,000	25,420
Spectrum Brands, Inc., 5.75%, 7/15/25		40,000	40,150
			65,570
Independent Power and Renewable Electricity Producers†
Listrindo Capital BV, 4.95%, 9/14/26		41,000	39,659
Industrial Conglomerates†
CK Hutchison International 17 II Ltd., 2.25%, 9/29/20(5)		163,000	163,093
Insurance — 0.4%
American International Group, Inc., 4.125%, 2/15/24		240,000	260,026
American International Group, Inc., 4.50%, 7/16/44		70,000	77,399
Assicurazioni Generali SpA, VRN, 6.42%, 2/8/22	GBP	50,000	62,781
AXA SA, 7.125%, 12/15/20	GBP	110,000	142,684
AXA SA, MTN, VRN, 3.375%, 7/6/47	EUR	200,000	243,940
Chubb INA Holdings, Inc., 3.15%, 3/15/25		$120,000	130,127
Hartford Financial Services Group, Inc. (The), 3.60%, 8/19/49		54,000	57,743
Markel Corp., 4.90%, 7/1/22		120,000	127,809
MetLife, Inc., 4.125%, 8/13/42		9,000	10,508
Metropolitan Life Global Funding I, 3.00%, 1/10/23(5)		100,000	104,622
WR Berkley Corp., 4.625%, 3/15/22		80,000	83,290
			1,300,929
Interactive Media and Services†
Rackspace Hosting, Inc., 8.625%, 11/15/24(5)		25,000	24,784
Tencent Holdings Ltd., 3.80%, 2/11/25(5)		61,000	65,750
			90,534
Internet and Direct Marketing Retail†
Alibaba Group Holding Ltd., 2.80%, 6/6/23		140,000	144,823
IT Services†
International Business Machines Corp., 1.75%, 3/7/28	EUR	100,000	119,273
Media — 0.4%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(5)		$45,000	47,126
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(5)		30,000	31,290
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25		130,000	146,708
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45		20,000	26,153
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.80%, 3/1/50		180,000	204,101
Comcast Corp., 6.40%, 5/15/38		110,000	160,399
CSC Holdings LLC, 6.75%, 11/15/21		45,000	47,190
CSC Holdings LLC, 6.625%, 10/15/25(5)		50,000	52,605
CSC Holdings LLC, 5.50%, 5/15/26(5)		25,000	26,020
DISH DBS Corp., 6.75%, 6/1/21		25,000	25,014
Gray Television, Inc., 5.875%, 7/15/26(5)		40,000	38,586
Lamar Media Corp., 5.00%, 5/1/23		30,000	30,188
Nexstar Broadcasting, Inc., 5.625%, 8/1/24(5)		25,000	24,443

Sinclair Television Group, Inc., 5.625%, 8/1/24(5)		30,000	27,523
Sirius XM Radio, Inc., 4.625%, 5/15/23(5)		15,000	15,172
Sirius XM Radio, Inc., 5.375%, 4/15/25(5)		50,000	51,812
TEGNA, Inc., 5.50%, 9/15/24(5)		30,000	30,244
TEGNA, Inc., 4.625%, 3/15/28(5)		375,000	337,856
VTR Finance BV, 6.875%, 1/15/24		92,000	92,038
WPP Finance 2013, MTN, 3.00%, 11/20/23	EUR	100,000	116,331
			1,530,799
Metals and Mining — 0.1%
Alcoa Nederland Holding BV, 6.75%, 9/30/24(5)		$20,000	19,921
First Quantum Minerals Ltd., 7.25%, 4/1/23		50,000	45,640
First Quantum Minerals Ltd., 6.50%, 3/1/24(5)		110,000	97,504
Freeport-McMoRan, Inc., 3.55%, 3/1/22		8,000	8,097
HTA Group Ltd., 9.125%, 3/8/22(5)		61,000	60,329
Nexa Resources SA, 5.375%, 5/4/27		92,000	85,293
Steel Dynamics, Inc., 5.25%, 4/15/23		30,000	30,164
Vedanta Resources Ltd., 6.125%, 8/9/24(5)		87,000	31,129
			378,077
Multi-Utilities — 0.2%
Abu Dhabi National Energy Co. PJSC, 5.875%, 12/13/21(5)		82,000	86,822
Abu Dhabi National Energy Co. PJSC, 3.625%, 1/12/23(5)		61,000	63,135
Centrica plc, VRN, 5.25%, 4/10/75	GBP	100,000	123,011
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43		$60,000	69,130
Dominion Energy, Inc., 4.90%, 8/1/41		70,000	83,474
NiSource, Inc., 5.65%, 2/1/45		70,000	97,165
Sempra Energy, 2.875%, 10/1/22		130,000	133,446
Sempra Energy, 3.25%, 6/15/27		80,000	83,787
Sempra Energy, 4.00%, 2/1/48		40,000	45,092
			785,062
Oil, Gas and Consumable Fuels — 0.7%
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25		40,000	41,492
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27		20,000	20,018
Chesapeake Energy Corp., 11.50%, 1/1/25(5)		7,000	263
CNOOC Finance 2013 Ltd., 3.00%, 5/9/23		102,000	104,764
CNX Resources Corp., 5.875%, 4/15/22		33,000	32,670
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25		25,000	18,156
Denbury Resources, Inc., 9.00%, 5/15/21(5)		10,000	1,857
Ecopetrol SA, 5.875%, 5/28/45		130,000	114,673
Enbridge, Inc., 4.00%, 10/1/23		70,000	72,203
Energy Transfer Operating LP, 3.60%, 2/1/23		14,000	13,639
Energy Transfer Operating LP, 6.50%, 2/1/42		80,000	80,918
Enterprise Products Operating LLC, 4.85%, 3/15/44		220,000	235,734
Gazprom PJSC Via Gaz Capital SA, 6.51%, 3/7/22(5)		56,000	59,577
Gazprom PJSC Via Gaz Capital SA, 7.29%, 8/16/37(5)		56,000	77,009
Genesis Energy LP / Genesis Energy Finance Corp., 5.625%, 6/15/24		5,000	4,261
Gulfport Energy Corp., 6.00%, 10/15/24		15,000	7,556
Gulfport Energy Corp., 6.375%, 5/15/25		25,000	11,937
KazTransGas JSC, 4.375%, 9/26/27(5)		82,000	78,086
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39		200,000	230,765

MEG Energy Corp., 6.50%, 1/15/25(5)		21,000	17,253
MPLX LP, 6.25%, 10/15/22(5)		9,000	9,002
MPLX LP, 4.875%, 12/1/24		25,000	24,862
MPLX LP, 4.875%, 6/1/25		30,000	29,301
MPLX LP, 4.50%, 4/15/38		40,000	35,741
MPLX LP, 5.20%, 3/1/47		20,000	19,132
Oasis Petroleum, Inc., 6.875%, 3/15/22		40,000	6,200
Ovintiv, Inc., 6.50%, 2/1/38		50,000	30,803
Parsley Energy LLC / Parsley Finance Corp., 5.375%, 1/15/25(5)		40,000	36,148
Petrobras Global Finance BV, 5.75%, 2/1/29		150,000	143,812
Petroleos Mexicanos, 6.50%, 3/13/27		55,000	44,880
QEP Resources, Inc., 5.375%, 10/1/22		50,000	17,602
Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.30%, 9/30/20		4,633	4,700
Reliance Industries Ltd., 4.125%, 1/28/25		133,000	137,127
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25		90,000	94,280
SM Energy Co., 5.00%, 1/15/24		25,000	8,067
Southwestern Energy Co., 6.20%, 1/23/25		35,000	31,192
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23		45,000	40,846
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.125%, 2/1/25		20,000	18,125
TOTAL SA, MTN, VRN, 2.25%, 2/26/21	EUR	100,000	108,215
Williams Cos., Inc. (The), 4.125%, 11/15/20		$20,000	20,067
Williams Cos., Inc. (The), 4.55%, 6/24/24		170,000	177,568
Williams Cos., Inc. (The), 5.10%, 9/15/45		90,000	93,761
			2,354,262
Pharmaceuticals — 0.2%
Allergan Finance LLC, 3.25%, 10/1/22		190,000	195,089
Allergan Funding SCS, 3.85%, 6/15/24		80,000	85,815
Allergan Funding SCS, 4.55%, 3/15/35		80,000	92,439
Bausch Health Cos., Inc., 5.50%, 3/1/23(5)		20,000	19,900
Bausch Health Cos., Inc., 7.00%, 3/15/24(5)		15,000	15,643
Bausch Health Cos., Inc., 6.125%, 4/15/25(5)		85,000	86,345
Bristol-Myers Squibb Co., 3.25%, 8/15/22(5)		90,000	94,735
Bristol-Myers Squibb Co., 3.625%, 5/15/24(5)		15,000	16,519
			606,485
Professional Services†
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 8/1/23(5)		30,000	30,562
Road and Rail — 0.1%
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41		90,000	114,360
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43		16,000	19,828
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45		40,000	47,979
Hertz Corp. (The), 6.25%, 10/15/22(8)		40,000	9,850
Union Pacific Corp., 3.84%, 3/20/60(5)		120,000	131,886
United Rentals North America, Inc., 5.50%, 7/15/25		45,000	45,796
United Rentals North America, Inc., 5.50%, 5/15/27		15,000	15,244
			384,943
Software — 0.1%
Oracle Corp., 2.50%, 10/15/22		200,000	207,949
Oracle Corp., 3.625%, 7/15/23		60,000	64,990
Oracle Corp., 2.65%, 7/15/26		180,000	191,865
			464,804

Specialty Retail — 0.1%
Home Depot, Inc. (The), 3.35%, 4/15/50		130,000	143,744
L Brands, Inc., 5.625%, 2/15/22		40,000	35,378
PetSmart, Inc., 5.875%, 6/1/25(5)		10,000	10,137
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24		60,000	59,475
			248,734
Technology Hardware, Storage and Peripherals†
Dell International LLC / EMC Corp., 7.125%, 6/15/24(5)		70,000	72,754
NCR Corp., 5.00%, 7/15/22		20,000	20,013
Western Digital Corp., 4.75%, 2/15/26		20,000	20,494
			113,261
Trading Companies and Distributors†
Beacon Roofing Supply, Inc., 4.875%, 11/1/25(5)		30,000	26,668
Transportation Infrastructure†
Rumo Luxembourg Sarl, 7.375%, 2/9/24		70,000	73,864
Wireless Telecommunication Services — 0.2%
C&W Senior Financing DAC, 6.875%, 9/15/27(5)		97,000	96,350
GTH Finance BV, 7.25%, 4/26/23(5)		121,000	132,533
Millicom International Cellular SA, 5.125%, 1/15/28(5)		102,000	95,329
Sprint Corp., 7.25%, 9/15/21		85,000	89,530
Sprint Corp., 7.875%, 9/15/23		35,000	39,550
Sprint Corp., 7.125%, 6/15/24		70,000	78,939
T-Mobile USA, Inc., 6.375%, 3/1/25		30,000	30,943
T-Mobile USA, Inc., 6.50%, 1/15/26		10,000	10,597
			573,771
TOTAL CORPORATE BONDS (Cost $28,540,146)			28,815,846
SOVEREIGN GOVERNMENTS AND AGENCIES — 6.3%
Australia — 0.3%
Australia Government Bond, 2.75%, 4/21/24	AUD	1,012,000	722,724
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	285,000	210,209
			932,933
Austria — 0.1%
Republic of Austria Government Bond, 3.40%, 11/22/22(5)	EUR	126,000	152,359
Republic of Austria Government Bond, 0.75%, 10/20/26(5)	EUR	140,000	164,528
Republic of Austria Government Bond, 4.15%, 3/15/37(5)	EUR	101,000	186,297
			503,184
Belgium†
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(5)	EUR	47,000	89,741
Canada — 0.5%
Province of British Columbia Canada, 3.25%, 12/18/21	CAD	302,000	226,773
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	684,000	537,421
Province of Quebec Canada, 3.00%, 9/1/23	CAD	460,000	354,890
Province of Quebec Canada, 5.75%, 12/1/36	CAD	325,000	360,326
Province of Quebec Canada, 5.00%, 12/1/41	CAD	33,000	35,435
Province of Quebec Canada, 3.50%, 12/1/48	CAD	102,000	94,869
			1,609,714
China†
China Government Bond, 3.25%, 6/6/26	CNY	550,000	82,728

China Government Bond, 3.29%, 5/23/29	CNY	400,000	60,069
			142,797
Colombia†
Colombia Government International Bond, 7.375%, 9/18/37		$100,000	124,850
Czech Republic†
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	2,100,000	93,129
Denmark†
Denmark Government Bond, 0.50%, 11/15/27	DKK	517,000	81,326
Denmark Government Bond, 4.50%, 11/15/39	DKK	260,000	72,296
			153,622
Finland — 0.6%
Finland Government Bond, 4.00%, 7/4/25(5)	EUR	173,000	234,118
Finland Government Bond, 0.125%, 4/15/36(5)	EUR	1,750,000	1,930,016
			2,164,134
Germany — 0.1%
Bundesrepublik Deutschland Bundesanleihe, 0.50%, 2/15/25	EUR	155,000	180,411
Indonesia — 0.1%
Indonesia Treasury Bond, 8.375%, 9/15/26	IDR	3,000,000,000	208,173
Ireland — 0.1%
Ireland Government Bond, 3.40%, 3/18/24	EUR	196,000	245,918
Italy — 0.7%
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	263,000	291,608
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	971,000	1,104,551
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(5)	EUR	548,000	835,264
Italy Buoni Poliennali Del Tesoro, 3.45%, 3/1/48(5)	EUR	295,000	380,171
			2,611,594
Japan — 2.3%
Japan Government Ten Year Bond, 0.80%, 6/20/23	JPY	31,500,000	302,547
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	161,750,000	2,041,586
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	154,250,000	1,934,656
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	39,200,000	454,354
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	313,550,000	3,362,589
			8,095,732
Malaysia — 0.1%
Malaysia Government Bond, 3.96%, 9/15/25	MYR	785,000	195,897
Mexico — 0.2%
Mexican Bonos, 6.50%, 6/9/22	MXN	7,800,000	331,704
Mexico Government International Bond, 4.15%, 3/28/27		400,000	401,500
			733,204
Netherlands — 0.2%
Netherlands Government Bond, 0.00%, 1/15/22(5)(7)	EUR	95,000	105,307
Netherlands Government Bond, 0.50%, 7/15/26(5)	EUR	401,000	468,443
Netherlands Government Bond, 2.75%, 1/15/47(5)	EUR	63,000	120,858
			694,608
Norway — 0.1%
Norway Government Bond, 2.00%, 5/24/23(5)	NOK	360,000	36,935
Norway Government Bond, 1.75%, 2/17/27(5)	NOK	1,510,000	159,940
			196,875

Poland†
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	650,000	174,734
Russia†
Russian Federal Bond - OFZ, 7.05%, 1/19/28	RUB	4,500,000	65,286
Singapore — 0.1%
Singapore Government Bond, 3.125%, 9/1/22	SGD	288,000	217,086
Spain — 0.1%
Spain Government Bond, 4.40%, 10/31/23(5)	EUR	5,000	6,333
Spain Government Bond, 1.60%, 4/30/25(5)	EUR	164,000	192,189
Spain Government Bond, 5.15%, 10/31/28(5)	EUR	16,000	24,085
Spain Government Bond, 5.15%, 10/31/44(5)	EUR	30,000	58,350
			280,957
Switzerland — 0.1%
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	253,000	293,729
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	89,000	135,636
			429,365
Thailand — 0.1%
Thailand Government Bond, 3.625%, 6/16/23	THB	3,450,000	116,023
Thailand Government Bond, 3.85%, 12/12/25	THB	9,350,000	333,865
			449,888
United Kingdom — 0.5%
United Kingdom Gilt, 4.50%, 12/7/42	GBP	403,000	926,659
United Kingdom Gilt, 4.25%, 12/7/49	GBP	137,000	345,865
United Kingdom Gilt, 4.25%, 12/7/55	GBP	192,000	539,118
			1,811,642
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $21,063,397)			22,405,474
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 5.1%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.1%
FHLMC, VRN, 4.31%, (12-month LIBOR plus 1.86%), 7/1/36		$6,807	7,110
FHLMC, VRN, 4.19%, (1-year H15T1Y plus 2.14%), 10/1/36		23,252	24,283
FHLMC, VRN, 4.11%, (1-year H15T1Y plus 2.25%), 4/1/37		63,946	67,005
FHLMC, VRN, 3.90%, (12-month LIBOR plus 1.78%), 9/1/40		29,409	30,536
FHLMC, VRN, 4.68%, (12-month LIBOR plus 1.88%), 5/1/41		12,364	12,892
FHLMC, VRN, 4.00%, (12-month LIBOR plus 1.87%), 7/1/41		47,685	49,875
FHLMC, VRN, 3.64%, (12-month LIBOR plus 1.64%), 2/1/43		14,986	15,432
FHLMC, VRN, 4.43%, (12-month LIBOR plus 1.65%), 6/1/43		5,256	5,272
FHLMC, VRN, 4.50%, (12-month LIBOR plus 1.62%), 6/1/43		210	212
FNMA, VRN, 3.49%, (6-month LIBOR plus 1.57%), 6/1/35		32,386	32,970
FNMA, VRN, 3.51%, (6-month LIBOR plus 1.57%), 6/1/35		47,240	48,087
FNMA, VRN, 3.37%, (6-month LIBOR plus 1.54%), 9/1/35		7,278	7,415
FNMA, VRN, 4.11%, (1-year H15T1Y plus 2.16%), 3/1/38		43,370	45,184
FNMA, VRN, 3.69%, (12-month LIBOR plus 1.69%), 1/1/40		7,936	8,235
FNMA, VRN, 3.89%, (12-month LIBOR plus 1.84%), 3/1/40		13,493	14,038
FNMA, VRN, 3.81%, (12-month LIBOR plus 1.77%), 10/1/40		42,861	44,495
			413,041
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 5.0%
FHLMC, 8.00%, 7/1/30		1,393	1,701
FHLMC, 6.50%, 5/1/31		6,858	7,654
FHLMC, 5.50%, 12/1/33		52,038	58,956

FHLMC, 5.50%, 1/1/38	78,020	88,969
FHLMC, 6.00%, 2/1/38	100,668	116,364
FHLMC, 6.00%, 11/1/38	79,984	92,029
FNMA, 5.00%, 9/1/20	5,053	5,308
FNMA, 7.00%, 6/1/26	179	201
FNMA, 6.50%, 6/1/29	8,330	9,288
FNMA, 7.00%, 7/1/29	447	448
FNMA, 7.00%, 3/1/30	3,204	3,584
FNMA, 7.50%, 9/1/30	2,014	2,382
FNMA, 6.50%, 9/1/31	14,191	15,830
FNMA, 7.00%, 9/1/31	3,985	4,264
FNMA, 6.50%, 1/1/32	3,351	3,845
FNMA, 5.50%, 6/1/33	48,803	55,297
FNMA, 5.50%, 8/1/33	230,313	263,359
FNMA, 5.50%, 9/1/33	65,363	74,795
FNMA, 5.00%, 11/1/33	203,696	232,930
FNMA, 5.50%, 1/1/34	169,650	193,967
FNMA, 3.50%, 3/1/34	131,719	139,937
FNMA, 4.50%, 9/1/35	107,641	118,333
FNMA, 5.00%, 2/1/36	178,102	203,722
FNMA, 5.50%, 4/1/36	30,625	35,063
FNMA, 5.00%, 10/1/36	15,693	17,052
FNMA, 5.50%, 12/1/36	61,372	70,154
FNMA, 5.50%, 1/1/37	206,696	236,714
FNMA, 6.50%, 8/1/37	25,435	29,404
FNMA, 5.00%, 4/1/40	363,674	416,282
FNMA, 4.00%, 1/1/41	511,646	573,348
FNMA, 5.00%, 6/1/41	287,374	328,988
FNMA, 4.50%, 7/1/41	273,597	304,288
FNMA, 4.50%, 9/1/41	211,997	235,832
FNMA, 4.50%, 9/1/41	691,560	769,441
FNMA, 4.00%, 12/1/41	506,990	561,598
FNMA, 3.50%, 5/1/42	677,162	733,816
FNMA, 3.50%, 6/1/42	417,051	454,566
FNMA, 3.00%, 11/1/42	791,379	846,568
FNMA, 3.00%, 11/1/46	423,834	450,462
FNMA, 6.50%, 8/1/47	9,132	9,835
FNMA, 6.50%, 9/1/47	18,492	19,867
FNMA, 6.50%, 9/1/47	889	955
FNMA, 6.50%, 9/1/47	9,723	10,441
FNMA, 3.00%, 4/1/48	421,474	451,394
FNMA, 4.50%, 7/1/48	732,455	793,043
FNMA, 4.00%, 1/1/49	1,657,723	1,766,947
FNMA, 3.50%, 6/1/49	2,969,785	3,143,921
FNMA, 3.00%, 11/1/49	2,462,177	2,603,750
GNMA, 7.00%, 1/15/24	461	488
GNMA, 8.00%, 7/15/24	2,777	2,884
GNMA, 8.00%, 9/15/24	882	887
GNMA, 9.00%, 4/20/25	413	459

GNMA, 7.00%, 9/15/25	4,144	4,225
GNMA, 7.50%, 10/15/25	2,963	3,018
GNMA, 7.50%, 2/15/26	7,120	7,839
GNMA, 8.25%, 7/15/26	18,445	18,773
GNMA, 7.00%, 12/15/27	11,429	11,474
GNMA, 6.50%, 2/15/28	1,821	1,996
GNMA, 6.50%, 3/15/28	7,319	8,022
GNMA, 6.50%, 4/15/28	436	478
GNMA, 6.00%, 10/15/28	14,104	15,751
GNMA, 7.00%, 5/15/31	4,604	5,506
GNMA, 5.50%, 11/15/32	28,510	32,100
GNMA, 6.50%, 10/15/38	335,297	392,339
GNMA, 4.50%, 5/20/41	282,911	311,848
GNMA, 4.50%, 6/15/41	162,927	183,196
GNMA, 3.50%, 6/20/42	248,140	272,091
GNMA, 3.50%, 4/20/45	70,897	76,398
GNMA, 2.50%, 2/20/47	43,027	45,650
		17,952,314
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $17,443,738)		18,365,355
COMMERCIAL PAPER(3) — 2.3%
Bennington Stark Capital Co. LLC, 0.97%, 7/14/20(5)	3,000,000	2,997,281
Crown Point Capital Co. LLC, 1.24%, 8/14/20(5)	1,300,000	1,298,105
Societe Generale SA, 0.71%, 8/24/20(5)	1,700,000	1,698,127
Thunder Bay Funding LLC, VRN, 0.24%, (Daily EFFR plus 0.20%), 7/20/20(5)	1,000,000	999,293
Toyota Motor Credit Corp., 1.53%, 8/13/20(5)	1,200,000	1,195,695
TOTAL COMMERCIAL PAPER (Cost $8,180,514)		8,188,501
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.3%
Private Sponsor Collateralized Mortgage Obligations — 0.9%
Agate Bay Mortgage Trust, Series 2016-1, Class A5 SEQ, VRN, 3.50%, 12/25/45(5)	44,767	44,952
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.93%, 11/25/34	309,587	284,169
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 3.77%, 8/25/34	103,672	96,227
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Series 2005-3, Class 1A1, VRN, 5.49%, 7/25/35	103,377	105,902
Credit Suisse Mortgage Trust, Series 2017-HL2, Class A3 SEQ, VRN, 3.50%, 10/25/47(5)	173,688	175,766
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 4.09%, 9/25/35	360,099	347,928
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 4.51%, 9/25/35	250,302	240,801
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/25/43(5)	39,143	40,149
JPMorgan Mortgage Trust, Series 2014-5, Class A1, VRN, 2.96%, 10/25/29(5)	143,857	148,381
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 3/25/57(5)	299,810	318,030
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 1.99%, (1-month LIBOR plus 1.50%), 6/25/57(5)	168,256	164,964
Sequoia Mortgage Trust, Series 2014-4, Class A2 SEQ, VRN, 3.50%, 11/25/44(5)	31,742	31,871
Sequoia Mortgage Trust, Series 2017-7, Class A4 SEQ, VRN, 3.50%, 10/25/47(5)	156,060	159,797
Sequoia Mortgage Trust, Series 2018-2, Class A4 SEQ, VRN, 3.50%, 2/25/48(5)	268,649	274,173
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 6/25/48(5)	215,181	219,216
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(5)	72,988	73,081
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 1.23%, (1-month LIBOR plus 0.74%), 9/25/34	243,093	216,234
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 3.62%, 3/25/35	97,322	91,322

WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 4.25%, 8/25/35	53,503	48,938
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 4.70%, 9/25/36	138	123
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	2,217	2,011
		3,084,035
U.S. Government Agency Collateralized Mortgage Obligations — 1.4%
FHLMC, Series 2013-DN2, Class M2, VRN, 5.20%, (1-month LIBOR plus 4.25%), 11/25/23	335,069	290,342
FHLMC, Series 2014-HQ2, Class M3, VRN, 4.70%, (1-month LIBOR plus 3.75%), 9/25/24	860,000	685,679
FHLMC, Series 2016-DNA3, Class M3, VRN, 5.95%, (1-month LIBOR plus 5.00%), 12/25/28	556,490	558,547
FHLMC, Series 2016-HQA3, Class M2, VRN, 2.30%, (1-month LIBOR plus 1.35%), 3/25/29	19,605	19,471
FHLMC, Series 2016-HQA4, Class M3, VRN, 4.39%, (1-month LIBOR plus 3.90%), 4/25/29	1,090,000	1,088,844
FHLMC, Series 2018-DNA1, Class M1, VRN, 0.94%, (1-month LIBOR plus 0.45%), 7/25/30	5,721	5,715
FNMA, Series 2014-C02, Class 1M2, VRN, 3.09%, (1-month LIBOR plus 2.60%), 5/25/24	104,797	80,162
FNMA, Series 2014-C02, Class 2M2, VRN, 3.09%, (1-month LIBOR plus 2.60%), 5/25/24	505,753	406,098
FNMA, Series 2015-C03, Class 1M2, VRN, 5.49%, (1-month LIBOR plus 5.00%), 7/25/25	755,275	570,311
FNMA, Series 2015-C04, Class 1M2, VRN, 6.19%, (1-month LIBOR plus 5.70%), 4/25/28	237,543	242,796
FNMA, Series 2016-C03, Class 2M2, VRN, 6.39%, (1-month LIBOR plus 5.90%), 10/25/28	170,029	176,299
FNMA, Series 2017-C03, Class 1M2, VRN, 3.49%, (1-month LIBOR plus 3.00%), 10/25/29	135,000	129,401
FNMA, Series 2017-C06, Class 2M2, VRN, 3.29%, (1-month LIBOR plus 2.80%), 2/25/30	62,110	55,516
FNMA, Series 2017-C07, Class 1M2, VRN, 2.89%, (1-month LIBOR plus 2.40%), 5/25/30	850,000	769,830
		5,079,011
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,640,138)		8,163,046
ASSET-BACKED SECURITIES — 2.2%
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(5)	122,836	118,701
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(5)	73,201	72,472
Invitation Homes Trust, Series 2018-SFR1, Class A, VRN, 1.45%, (1-month LIBOR plus 0.70%), 3/17/37(5)	5,431	5,243
Invitation Homes Trust, Series 2018-SFR1, Class B, VRN, 1.70%, (1-month LIBOR plus 0.95%), 3/17/37(5)	1,750,000	1,657,015
Invitation Homes Trust, Series 2018-SFR2, Class B, VRN, 1.89%, (1-month LIBOR plus 1.08%), 6/17/37(5)	400,000	379,410
Invitation Homes Trust, Series 2018-SFR2, Class C, VRN, 2.09%, (1-month LIBOR plus 1.28%), 6/17/37(5)	600,000	567,266
Invitation Homes Trust, Series 2018-SFR3, Class B, VRN, 1.90%, (1-month LIBOR plus 1.15%), 7/17/37(5)	925,000	876,635
Invitation Homes Trust, Series 2018-SFR4, Class B, VRN, 2.00%, (1-month LIBOR plus 1.25%), 1/17/38(5)	1,125,000	1,063,388
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(5)	58,852	57,437
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(5)	57,827	56,518
MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(5)	175,228	168,702
Progress Residential Trust, Series 2018-SFR1, Class B, 3.48%, 3/17/35(5)	100,000	100,595
Progress Residential Trust, Series 2018-SFR3, Class C, 4.18%, 10/17/35(5)	1,125,000	1,133,007
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(5)	55,873	54,319
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(5)	17,744	17,355
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class B, 3.65%, 6/20/35(5)	351,715	339,258
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 6/25/58(5)	492,569	505,584
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	52,189	42,604
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(5)	278,262	270,497
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(5)	215,438	204,255
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(5)	362,124	350,325
TOTAL ASSET-BACKED SECURITIES (Cost $8,286,663)		8,040,586
MUNICIPAL SECURITIES — 2.1%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	105,000	159,629
Calcasieu Parish Public Trust Authority Rev., (WPT Corp.), VRDN, 0.27%, 5/5/20 (LOC: Bank of America N.A.)	1,600,000	1,600,000

Grand Traverse County Hospital Finance Authority Rev., (Munson Healthcare Obligated Group), VRDN, 0.18%, 5/5/20 (LOC: JPMorgan Chase Bank N.A.)	1,350,000	1,350,000
Kansas City Rev., VRDN, 0.27%, 5/5/20 (LOC: JPMorgan Chase Bank N.A.)	845,000	845,000
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	30,000	36,469
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	100,000	157,414
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	9,000	13,779
New York City GO, 6.27%, 12/1/37	40,000	56,354
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	110,000	122,783
Orange County Housing Finance Authority Rev., (Landings on Millenia Boulevard Partners Ltd.), VRDN, 1.50%, 5/5/20 (LOC: FNMA)	10,000	10,000
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	50,000	63,977
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	150,000	198,328
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	180,000	244,075
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	75,000	103,042
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	105,000	131,673
State of California GO, 4.60%, 4/1/38	40,000	44,932
State of California GO, 7.55%, 4/1/39	30,000	50,434
State of California GO, 7.30%, 10/1/39	30,000	47,672
State of California GO, 7.60%, 11/1/40	65,000	112,315
State of Washington GO, 5.14%, 8/1/40	5,000	6,815
Tempe Industrial Development Authority Rev., (ASUF Brickyard LLC), VRDN, 0.46%, 5/5/20 (LOC: Bank of America N.A.)	1,002,000	1,002,000
Tennis for Charity, Inc. Rev., VRDN, 0.30%, 5/5/20 (LOC: JPMorgan Chase Bank N.A.)	1,285,000	1,285,000
TOTAL MUNICIPAL SECURITIES (Cost $7,253,266)		7,641,691
COLLATERALIZED LOAN OBLIGATIONS — 1.6%
Ares XLI CLO Ltd., Series 2016-41A, Class AR, VRN, 2.42%, (3-month LIBOR plus 1.20%), 1/15/29(5)	650,000	632,159
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class A2A, VRN, 3.24%, (3-month LIBOR plus 1.55%), 5/15/30(5)	400,000	361,945
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 2.16%, (3-month LIBOR plus 1.02%), 4/20/31(5)	775,000	716,219
Bean Creek CLO Ltd., Series 2015-1A, Class BR, VRN, 2.59%, (3-month LIBOR plus 1.45%), 4/20/31(5)	125,000	111,258
CBAM Ltd., Series 2018-5A, Class B1, VRN, 2.53%, (3-month LIBOR plus 1.40%), 4/17/31(5)	450,000	407,098
CIFC Funding Ltd., Series 2013-3RA, Class A1, VRN, 2.00%, (3-month LIBOR plus 0.98%), 4/24/31(5)	425,000	409,792
Elmwood CLO IV Ltd., Series 2020-1A, Class C, VRN, 3.23%, (3-month LIBOR plus 2.05%), 4/15/33(5)	500,000	441,754
Goldentree Loan Management US CLO 5 Ltd., Series 2019-5A, Class A, VRN, 2.44%, (3-month LIBOR plus 1.30%), 10/20/32(5)	325,000	309,631
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 2.26%, (3-month LIBOR plus 1.12%), 7/20/31(5)	500,000	482,415
KKR CLO Ltd., Series 2022A, Class B, VRN, 2.74%, (3-month LIBOR plus 1.60%), 7/20/31(5)	300,000	276,045
Madison Park Funding XXII Ltd., Series 2016-22A, Class BR, VRN, 2.82%, (3-month LIBOR plus 1.60%), 1/15/33(5)	650,000	602,163
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 2.72%, (3-month LIBOR plus 1.50%), 4/15/31(5)	400,000	372,044
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class B, VRN, 2.89%, (3-month LIBOR plus 1.75%), 4/18/31(5)	100,000	91,288
Symphony CLO XXII Ltd., Series 2020-22A, Class B, VRN, 2.70%, (3-month LIBOR plus 1.70%), 4/18/33(5)	500,000	432,788
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $6,084,042)		5,646,599
EXCHANGE-TRADED FUNDS — 0.3%
iShares MSCI EAFE Value ETF	534	19,998
iShares Russell 1000 Growth ETF	1,581	273,165
iShares Russell Mid-Cap Value ETF	7,096	515,454
Schwab International Small-Cap Equity ETF	351	9,512
SPDR S&P 500 ETF Trust	364	105,735
TOTAL EXCHANGE-TRADED FUNDS (Cost $876,225)		923,864

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.2%
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 9/10/47	375,000	389,402
GS Mortgage Securities Trust, Series 2016-GS2, Class B, VRN, 3.76%, 5/10/49	325,000	313,716
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, 3.46%, 8/15/49	100,000	94,642
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $820,646)		797,760
PREFERRED STOCKS — 0.2%
Insurance — 0.2%
Allianz SE, 3.375%	200,000	233,528
CNP Assurances, 4.00%	100,000	118,284
Credit Agricole Assurances SA, 4.25%	100,000	118,076
Intesa Sanpaolo Vita SpA, 4.75%	200,000	224,608
TOTAL PREFERRED STOCKS (Cost $760,412)		694,496
TEMPORARY CASH INVESTMENTS — 2.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $7,201,113)	7,201,113	7,201,113
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $347,524,415)		360,310,208
OTHER ASSETS AND LIABILITIES — (0.5)%		(1,900,081)
TOTAL NET ASSETS — 100.0%		$358,410,127

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	352,411	USD	217,727	UBS AG	6/17/20	$11,952
AUD	690,098	USD	420,228	UBS AG	6/17/20	29,534
USD	260,033	AUD	409,076	UBS AG	6/17/20	(6,576)
USD	460,743	AUD	762,681	UBS AG	6/17/20	(36,324)
USD	219,255	AUD	339,899	UBS AG	6/17/20	(2,269)
BRL	2,157,044	USD	440,123	Goldman Sachs & Co.	6/17/20	(44,770)
USD	432,620	BRL	2,157,044	Goldman Sachs & Co.	6/17/20	37,267
CAD	178,075	USD	122,903	Morgan Stanley	6/17/20	5,041
CAD	16,212	USD	11,107	Morgan Stanley	6/30/20	541
CAD	11,663	USD	7,990	Morgan Stanley	6/30/20	389
CAD	6,312	USD	4,392	Morgan Stanley	6/30/20	143
CAD	16,960	USD	11,694	Morgan Stanley	6/30/20	492
CAD	12,604	USD	8,691	Morgan Stanley	6/30/20	365
CAD	10,717	USD	7,582	Morgan Stanley	6/30/20	118
CAD	7,113	USD	5,068	Morgan Stanley	6/30/20	43
CAD	9,998	USD	7,209	Morgan Stanley	6/30/20	(25)
CAD	7,372	USD	5,308	Morgan Stanley	6/30/20	(11)
CAD	7,463	USD	5,382	Morgan Stanley	6/30/20	(20)
CAD	6,084	USD	4,342	Morgan Stanley	6/30/20	29
CAD	5,659	USD	4,011	Morgan Stanley	6/30/20	56
CAD	5,451	USD	3,867	Morgan Stanley	6/30/20	50
CAD	16,576	USD	11,851	Morgan Stanley	6/30/20	60
USD	368,768	CAD	509,745	Morgan Stanley	6/17/20	2,526
USD	293,685	CAD	409,287	Morgan Stanley	6/17/20	(380)
USD	196,468	CAD	277,837	Morgan Stanley	6/17/20	(3,153)
USD	398,588	CAD	562,603	Morgan Stanley	6/17/20	(5,632)

USD	85,197	CAD	124,209	Morgan Stanley	6/30/20	(4,049)
USD	137,300	CAD	200,170	Morgan Stanley	6/30/20	(6,525)
USD	2,465	CAD	3,547	Morgan Stanley	6/30/20	(83)
USD	10,843	CAD	15,600	Morgan Stanley	6/30/20	(366)
USD	3,043	CAD	4,368	Morgan Stanley	6/30/20	(96)
USD	14,770	CAD	21,203	Morgan Stanley	6/30/20	(465)
USD	8,518	CAD	12,037	Morgan Stanley	6/30/20	(132)
USD	6,519	CAD	9,213	Morgan Stanley	6/30/20	(101)
USD	6,183	CAD	8,703	Morgan Stanley	6/30/20	(70)
USD	3,747	CAD	5,274	Morgan Stanley	6/30/20	(43)
USD	2,609	CAD	3,687	Morgan Stanley	6/30/20	(41)
USD	24,380	CAD	34,692	Morgan Stanley	6/30/20	(547)
USD	7,694	CAD	10,954	Morgan Stanley	6/30/20	(177)
USD	5,159	CAD	7,289	Morgan Stanley	6/30/20	(78)
USD	4,284	CAD	5,938	Morgan Stanley	6/30/20	17
USD	2,607	CAD	3,683	Morgan Stanley	6/30/20	(39)
USD	5,670	CAD	8,010	Morgan Stanley	6/30/20	(85)
USD	3,151	CAD	4,405	Morgan Stanley	6/30/20	(14)
USD	6,649	CAD	9,295	Morgan Stanley	6/30/20	(30)
USD	10,897	CAD	15,294	Morgan Stanley	6/30/20	(92)
USD	6,040	CAD	8,504	Morgan Stanley	6/30/20	(70)
USD	5,580	CAD	7,874	Morgan Stanley	6/30/20	(78)
USD	10,045	CAD	14,277	Morgan Stanley	6/30/20	(213)
USD	6,714	CAD	9,494	Morgan Stanley	6/30/20	(107)
USD	3,101	CAD	4,360	Morgan Stanley	6/30/20	(31)
USD	4,746	CAD	6,623	Morgan Stanley	6/30/20	(13)
CHF	4,581	USD	4,669	UBS AG	6/30/20	85
CHF	1,148	USD	1,180	UBS AG	6/30/20	11
USD	224,495	CHF	210,401	UBS AG	6/17/20	6,257
USD	34,987	CHF	33,816	UBS AG	6/30/20	(103)
USD	1,754	CHF	1,728	UBS AG	6/30/20	(39)
USD	557	CHF	545	UBS AG	6/30/20	(8)
USD	784	CHF	764	UBS AG	6/30/20	(8)
USD	6,162	CHF	5,913	UBS AG	6/30/20	26
USD	1,310	CHF	1,261	UBS AG	6/30/20	2
USD	1,038	CHF	1,012	UBS AG	6/30/20	(12)
USD	1,508	CHF	1,455	UBS AG	6/30/20	(2)
USD	8,016	CHF	7,814	UBS AG	6/30/20	(92)
USD	43,912	CHF	42,726	UBS AG	6/30/20	(422)
USD	45,494	CHF	43,873	UBS AG	6/30/20	(31)
CLP	409,923,020	USD	482,262	Goldman Sachs & Co.	6/17/20	9,260
USD	459,734	CLP	394,819,740	Goldman Sachs & Co.	6/17/20	(13,678)
CNY	8,597,986	USD	1,219,746	Goldman Sachs & Co.	6/17/20	(5,228)
COP	952,827,434	USD	233,536	Goldman Sachs & Co.	6/17/20	6,200
COP	831,989,564	USD	205,404	Goldman Sachs & Co.	6/17/20	3,929
COP	1,670,118,067	USD	412,619	Goldman Sachs & Co.	6/17/20	7,591
USD	408,593	COP	1,652,351,365	Goldman Sachs & Co.	6/17/20	(7,147)
USD	237,155	COP	986,564,651	Goldman Sachs & Co.	6/17/20	(11,070)
USD	204,107	COP	816,019,049	Goldman Sachs & Co.	6/17/20	(1,208)

USD	212,129	COP	861,776,039	Goldman Sachs & Co.	6/17/20	(4,698)
CZK	5,492,118	USD	234,920	UBS AG	6/17/20	(12,716)
CZK	9,883,743	USD	404,442	UBS AG	6/17/20	(4,559)
CZK	5,110,664	USD	198,042	UBS AG	6/17/20	8,729
CZK	5,228,844	USD	204,740	UBS AG	6/17/20	6,812
USD	302,653	CZK	7,037,495	UBS AG	6/17/20	17,925
USD	384,966	CZK	10,002,584	UBS AG	6/17/20	(19,724)
USD	410,011	CZK	10,289,636	UBS AG	6/17/20	(6,294)
USD	13,765	DKK	90,938	Goldman Sachs & Co.	6/17/20	399
EUR	7,745	USD	8,319	Credit Suisse AG	6/30/20	178
EUR	12,112	USD	13,009	Credit Suisse AG	6/30/20	279
EUR	164	USD	177	Credit Suisse AG	6/30/20	3
EUR	7,880	USD	8,754	Credit Suisse AG	6/30/20	(110)
EUR	8,122	USD	8,994	Credit Suisse AG	6/30/20	(84)
EUR	13,836	USD	15,322	Credit Suisse AG	6/30/20	(143)
EUR	11,000	USD	12,182	Credit Suisse AG	6/30/20	(114)
EUR	10,448	USD	11,367	Credit Suisse AG	6/30/20	96
EUR	5,577	USD	6,068	Credit Suisse AG	6/30/20	51
EUR	10,516	USD	11,366	Credit Suisse AG	6/30/20	171
EUR	6,926	USD	7,501	Credit Suisse AG	6/30/20	98
EUR	2,963	USD	3,221	Credit Suisse AG	6/30/20	30
EUR	17,844	USD	19,394	Credit Suisse AG	6/30/20	182
EUR	3,157	USD	3,421	Credit Suisse AG	6/30/20	42
EUR	7,327	USD	7,940	Credit Suisse AG	6/30/20	98
USD	1,250,071	EUR	1,149,369	JPMorgan Chase Bank N.A.	5/20/20	(9,813)
USD	1,877,050	EUR	1,734,124	JPMorgan Chase Bank N.A.	5/20/20	(23,814)
USD	488,131	EUR	448,943	Credit Suisse AG	6/30/20	(4,402)
USD	243,917	EUR	224,335	Credit Suisse AG	6/30/20	(2,200)
USD	107,148	EUR	98,546	Credit Suisse AG	6/30/20	(966)
USD	12,226	EUR	11,383	Credit Suisse AG	6/30/20	(262)
USD	7,544	EUR	7,044	Credit Suisse AG	6/30/20	(184)
USD	12,871	EUR	11,936	Credit Suisse AG	6/30/20	(224)
USD	6,994	EUR	6,486	Credit Suisse AG	6/30/20	(122)
USD	12,668	EUR	11,624	Credit Suisse AG	6/30/20	(84)
USD	16,387	EUR	15,036	Credit Suisse AG	6/30/20	(109)
USD	27,023	EUR	24,794	Credit Suisse AG	6/30/20	(179)
USD	8,310	EUR	7,509	Credit Suisse AG	6/30/20	72
USD	20,986	EUR	18,889	Credit Suisse AG	6/30/20	263
USD	7,013	EUR	6,352	Credit Suisse AG	6/30/20	44
USD	9,968	EUR	9,101	Credit Suisse AG	6/30/20	(17)
USD	13,922	EUR	12,712	Credit Suisse AG	6/30/20	(24)
USD	6,515	EUR	6,028	Credit Suisse AG	6/30/20	(98)
USD	16,240	EUR	14,859	Credit Suisse AG	6/30/20	(62)
USD	16,802	EUR	15,374	Credit Suisse AG	6/30/20	(64)
USD	6,111	EUR	5,591	Credit Suisse AG	6/30/20	(23)
USD	2,553	EUR	2,346	Credit Suisse AG	6/30/20	(20)
USD	8,431	EUR	7,686	Credit Suisse AG	6/30/20	(1)
USD	28,542	EUR	26,092	Credit Suisse AG	6/30/20	(83)
USD	8,920	EUR	8,156	Credit Suisse AG	6/30/20	(28)

USD	4,321	EUR	3,951	Credit Suisse AG	6/30/20	(13)
USD	4,879	EUR	4,480	Credit Suisse AG	6/30/20	(36)
USD	7,772	EUR	7,139	Credit Suisse AG	6/30/20	(60)
USD	22,802	EUR	20,998	Credit Suisse AG	6/30/20	(236)
USD	6,852	EUR	6,349	Credit Suisse AG	6/30/20	(113)
USD	3,655	EUR	3,386	Credit Suisse AG	6/30/20	(60)
USD	21,814	EUR	20,122	Credit Suisse AG	6/30/20	(261)
USD	15,033	EUR	13,811	Credit Suisse AG	6/30/20	(119)
USD	3,200	EUR	2,928	Credit Suisse AG	6/30/20	(12)
USD	8,018	EUR	7,335	Credit Suisse AG	6/30/20	(29)
GBP	689,089	USD	848,858	Bank of America N.A.	6/17/20	19,206
GBP	24,716	USD	28,570	JPMorgan Chase Bank N.A.	6/30/20	2,567
GBP	8,393	USD	9,693	JPMorgan Chase Bank N.A.	6/30/20	881
GBP	16,457	USD	19,362	JPMorgan Chase Bank N.A.	6/30/20	1,371
GBP	14,538	USD	18,023	JPMorgan Chase Bank N.A.	6/30/20	293
GBP	21,281	USD	26,362	JPMorgan Chase Bank N.A.	6/30/20	448
GBP	7,562	USD	9,314	JPMorgan Chase Bank N.A.	6/30/20	213
GBP	12,528	USD	15,427	JPMorgan Chase Bank N.A.	6/30/20	356
USD	2,401,334	GBP	1,893,237	Bank of America N.A.	6/17/20	16,373
USD	114,780	GBP	92,380	Bank of America N.A.	6/17/20	(1,594)
USD	105,667	GBP	87,779	Bank of America N.A.	6/17/20	(4,911)
USD	377,077	GBP	323,643	JPMorgan Chase Bank N.A.	6/30/20	(30,650)
USD	13,675	GBP	11,484	JPMorgan Chase Bank N.A.	6/30/20	(792)
USD	26,647	GBP	21,894	JPMorgan Chase Bank N.A.	6/30/20	(935)
USD	13,539	GBP	10,902	JPMorgan Chase Bank N.A.	6/30/20	(196)
USD	12,196	GBP	9,842	JPMorgan Chase Bank N.A.	6/30/20	(203)
USD	14,306	GBP	11,582	JPMorgan Chase Bank N.A.	6/30/20	(285)
USD	15,704	GBP	12,650	JPMorgan Chase Bank N.A.	6/30/20	(233)
USD	13,357	GBP	10,695	JPMorgan Chase Bank N.A.	6/30/20	(116)
USD	29,629	GBP	23,762	JPMorgan Chase Bank N.A.	6/30/20	(307)
USD	13,662	GBP	11,069	JPMorgan Chase Bank N.A.	6/30/20	(283)
USD	13,175	GBP	10,662	JPMorgan Chase Bank N.A.	6/30/20	(257)
USD	11,588	GBP	9,317	JPMorgan Chase Bank N.A.	6/30/20	(149)
USD	15,984	GBP	12,818	JPMorgan Chase Bank N.A.	6/30/20	(165)
USD	22,439	GBP	17,848	JPMorgan Chase Bank N.A.	6/30/20	(46)
HUF	126,430,755	USD	378,569	UBS AG	6/17/20	14,237
HUF	68,148,293	USD	210,632	UBS AG	6/17/20	1,097
USD	457,219	HUF	137,266,239	UBS AG	6/17/20	30,747
USD	158,031	HUF	51,603,455	UBS AG	6/17/20	(2,295)
USD	205,483	HUF	67,357,471	UBS AG	6/17/20	(3,789)
USD	213,893	HUF	70,877,813	UBS AG	6/17/20	(6,316)
IDR	13,335,755,428	USD	813,156	Goldman Sachs & Co.	6/17/20	60,367
IDR	7,011,819,935	USD	417,370	Goldman Sachs & Co.	6/17/20	41,920
USD	1,006,415	IDR	14,965,390,658	Goldman Sachs & Co.	6/17/20	26,148
USD	433,661	IDR	6,893,039,036	Goldman Sachs & Co.	6/17/20	(17,849)
ILS	823,620	USD	226,624	UBS AG	6/17/20	9,941
USD	181,650	ILS	656,484	UBS AG	6/17/20	(6,909)
INR	78,928,157	USD	1,044,023	Goldman Sachs & Co.	6/17/20	(3,554)
INR	31,815,153	USD	410,571	Goldman Sachs & Co.	6/17/20	8,832

USD	127,024	INR	9,918,003	Goldman Sachs & Co.	6/17/20	(3,720)
USD	874,321	INR	69,010,154	Goldman Sachs & Co.	6/17/20	(35,404)
USD	407,625	INR	31,815,153	Goldman Sachs & Co.	6/17/20	(11,778)
JPY	47,404,225	USD	441,128	Bank of America N.A.	5/20/20	675
JPY	244,620	USD	2,232	Bank of America N.A.	6/30/20	50
JPY	1,124,567	USD	10,167	Bank of America N.A.	6/30/20	320
JPY	443,880	USD	4,103	Bank of America N.A.	6/30/20	36
JPY	439,059	USD	4,102	Bank of America N.A.	6/30/20	(7)
JPY	252,720	USD	2,361	Bank of America N.A.	6/30/20	(4)
JPY	721,293	USD	6,753	Bank of America N.A.	6/30/20	(26)
JPY	458,460	USD	4,292	Bank of America N.A.	6/30/20	(16)
JPY	483,751	USD	4,447	Bank of America N.A.	6/30/20	64
JPY	241,380	USD	2,255	Bank of America N.A.	6/30/20	(4)
JPY	377,591	USD	3,517	Bank of America N.A.	6/30/20	4
JPY	244,620	USD	2,279	Bank of America N.A.	6/30/20	3
JPY	405,613	USD	3,771	Bank of America N.A.	6/30/20	12
JPY	468,180	USD	4,363	Bank of America N.A.	6/30/20	3
JPY	234,900	USD	2,206	Bank of America N.A.	6/30/20	(15)
USD	2,662,961	JPY	286,023,284	Bank of America N.A.	5/20/20	(2,750)
USD	110,032	JPY	11,876,849	Bank of America N.A.	6/30/20	(732)
USD	86,796	JPY	9,449,460	Bank of America N.A.	6/30/20	(1,330)
USD	4,139	JPY	458,460	Bank of America N.A.	6/30/20	(136)
USD	7,176	JPY	794,864	Bank of America N.A.	6/30/20	(236)
USD	7,822	JPY	855,360	Bank of America N.A.	6/30/20	(155)
USD	4,796	JPY	516,780	Bank of America N.A.	6/30/20	(23)
USD	8,120	JPY	883,383	Bank of America N.A.	6/30/20	(119)
USD	2,308	JPY	251,100	Bank of America N.A.	6/30/20	(34)
USD	2,654	JPY	288,360	Bank of America N.A.	6/30/20	(35)
USD	3,203	JPY	345,060	Bank of America N.A.	6/30/20	(15)
USD	3,215	JPY	345,060	Bank of America N.A.	6/30/20	(3)
USD	7,334	JPY	790,095	Bank of America N.A.	6/30/20	(34)
USD	4,587	JPY	494,100	Bank of America N.A.	6/30/20	(21)
USD	4,076	JPY	435,759	Bank of America N.A.	6/30/20	12
USD	3,761	JPY	400,882	Bank of America N.A.	6/30/20	23
KRW	411,870,789	USD	342,683	Goldman Sachs & Co.	6/17/20	(3,441)
KZT	368,754,310	USD	889,422	Goldman Sachs & Co.	6/17/20	(34,612)
USD	398,965	KZT	197,487,602	Goldman Sachs & Co.	6/17/20	(58,831)
USD	175,629	KZT	83,423,957	Goldman Sachs & Co.	6/17/20	(17,756)
MXN	9,122,184	USD	394,405	JPMorgan Chase Bank N.A.	6/17/20	(18,516)
MXN	5,942,413	USD	241,581	JPMorgan Chase Bank N.A.	6/17/20	3,282
USD	273,695	MXN	6,671,597	JPMorgan Chase Bank N.A.	6/17/20	(1,214)
USD	77,008	MXN	1,741,654	Morgan Stanley	6/17/20	5,242
USD	80,169	MYR	342,523	Goldman Sachs & Co.	6/17/20	868
NOK	20,446,952	USD	1,951,511	Goldman Sachs & Co.	6/17/20	44,747
NOK	2,027,281	USD	180,287	Goldman Sachs & Co.	6/17/20	17,639
NOK	2,280,060	USD	219,082	Goldman Sachs & Co.	6/17/20	3,522
NOK	89,201	USD	7,959	Goldman Sachs & Co.	6/30/20	750
NOK	73,972	USD	7,036	Goldman Sachs & Co.	6/30/20	187
NOK	56,028	USD	5,346	Goldman Sachs & Co.	6/30/20	124

NOK	60,176	USD	5,782	Goldman Sachs & Co.	6/30/20	93
NOK	58,790	USD	5,556	Goldman Sachs & Co.	6/30/20	184
NOK	35,815	USD	3,521	Goldman Sachs & Co.	6/30/20	(24)
NOK	50,006	USD	4,748	Goldman Sachs & Co.	6/30/20	134
USD	1,748,821	NOK	17,687,925	Goldman Sachs & Co.	6/17/20	21,930
USD	190,953	NOK	2,016,063	Goldman Sachs & Co.	6/17/20	(5,877)
USD	201,837	NOK	2,171,397	Goldman Sachs & Co.	6/17/20	(10,159)
USD	125,545	NOK	1,436,428	Goldman Sachs & Co.	6/30/20	(14,706)
USD	19,404	NOK	202,567	Goldman Sachs & Co.	6/30/20	(375)
USD	8,895	NOK	93,332	Goldman Sachs & Co.	6/30/20	(218)
USD	11,126	NOK	116,817	Goldman Sachs & Co.	6/30/20	(280)
USD	3,662	NOK	38,180	Goldman Sachs & Co.	6/30/20	(66)
USD	4,344	NOK	45,613	Goldman Sachs & Co.	6/30/20	(110)
USD	5,693	NOK	59,804	Goldman Sachs & Co.	6/30/20	(146)
USD	4,539	NOK	46,965	Goldman Sachs & Co.	6/30/20	(46)
NZD	452,868	USD	280,647	UBS AG	6/17/20	(2,916)
NZD	355,744	USD	211,196	UBS AG	6/17/20	6,972
USD	233,128	NZD	394,103	UBS AG	6/17/20	(8,564)
PEN	242,248	USD	67,658	Goldman Sachs & Co.	6/17/20	3,917
USD	587,918	PEN	2,101,513	Goldman Sachs & Co.	6/17/20	(32,995)
PHP	12,602,663	USD	244,238	Goldman Sachs & Co.	6/17/20	4,875
USD	244,793	PHP	12,602,663	Goldman Sachs & Co.	6/17/20	(4,320)
PLN	544,618	USD	140,870	UBS AG	6/17/20	(9,638)
USD	238,252	PLN	980,763	UBS AG	6/17/20	1,925
RUB	15,497,201	USD	201,734	Goldman Sachs & Co.	6/17/20	5,060
SEK	8,587,130	USD	888,183	Goldman Sachs & Co.	6/17/20	(7,613)
SEK	2,233,013	USD	221,779	Goldman Sachs & Co.	6/17/20	7,206
USD	267,822	SEK	2,726,828	Goldman Sachs & Co.	6/17/20	(11,802)
USD	192,653	SEK	2,003,173	Goldman Sachs & Co.	6/17/20	(12,763)
USD	125,462	SGD	176,011	Bank of America N.A.	6/17/20	623
USD	319,588	THB	10,113,375	Goldman Sachs & Co.	6/17/20	7,009
						$(109,388)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Korean Treasury 10-Year Bonds	7	June 2020	KRW	700,000,000	$758,570	$(9,778)
U.S. Treasury 2-Year Notes	104	June 2020	USD	20,800,000	22,924,688	353,203
U.S. Treasury Long Bonds	42	June 2020	USD	4,200,000	7,603,313	10,343
U.S. Treasury Ultra Bonds	5	June 2020	USD	500,000	1,123,906	116,356
					$32,410,477	$470,124

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bund 10-Year Bonds	2	June 2020	EUR	200,000	$382,298	$1,641

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan
COP	-	Colombian Peso
CZK	-	Czech Koruna
DKK	-	Danish Krone
EFFR	-	Effective Federal Funds Rate
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
KZT	-	Kazakhstani Tenge
LIBOR	-	London Interbank Offered Rate
LOC	-	Letter of Credit
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
USD	-	United States Dollar
VRDN	-
Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.

VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

(3)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

(4)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts and/or futures contracts. At the period end, the aggregate value of securities pledged was $452,055.

(5)
Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $32,680,647, which represented 9.1% of total net assets.

(6)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $3,000,000, which represented 0.8% of total net assets.

(7)	Security is a zero-coupon bond.

(8)	Security is in default.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Affiliated Funds	102,653,578	—	—
Common Stocks	67,651,132	17,851,617	—
U.S. Treasury Securities	—	55,269,550	—
Corporate Bonds	—	28,815,846	—
Sovereign Governments and Agencies	—	22,405,474	—
U.S. Government Agency Mortgage-Backed Securities	—	18,365,355	—
Commercial Paper	—	8,188,501	—
Collateralized Mortgage Obligations	—	8,163,046	—
Asset-Backed Securities	—	8,040,586	—
Municipal Securities	—	7,641,691	—
Collateralized Loan Obligations	—	5,646,599	—
Exchange-Traded Funds	923,864	—	—
Commercial Mortgage-Backed Securities	—	797,760	—
Preferred Stocks	—	694,496	—
Temporary Cash Investments	7,201,113	—	—
	178,429,687	181,880,521	—
Other Financial Instruments
Futures Contracts	479,902	1,641	—
Forward Foreign Currency Exchange Contracts	—	529,944	—
	479,902	531,585	—

Liabilities
Other Financial Instruments
Futures Contracts	—	9,778	—
Forward Foreign Currency Exchange Contracts	—	639,332	—
	—	649,110	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended April 30, 2020 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Corporate Bond ETF	$10,275	$9,584	—	$(143)	$19,716	389	—	$387
American Century Quality Diversified International ETF	—	11,772	$1,850	(786)	9,136	257	$98	56
American Century STOXX U.S. Quality Growth ETF	—	22,837	2,940	617	20,514	477	248	51
American Century STOXX U.S. Quality Value ETF	962	22,642	2,213	(2,724)	18,667	537	50	230
Avantis International Equity ETF	—	13,354	1,755	(1,554)	10,045	234	70	35
Avantis International Small Cap Value ETF	—	2,302	121	(313)	1,868	45	5	8
Avantis U.S. Equity ETF	—	21,171	1,808	(1,273)	18,090	389	138	126
Avantis U.S. Small Cap Value ETF	—	5,115	308	(189)	4,618	123	(57)	25
	$11,237	$108,777	$10,995	$(6,365)	$102,654	2,451	$552	$918

(1)
Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com or avantisinvestors.com.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.